UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21732

MGI Funds
(Exact name of registrant as specified in charter)

1166 Avenue of the Americas New York,		NY 10036
(Address of principal executive offices)		(Zip code)

Cynthia Lo Bessette, Esq. Mercer Global Investments, Inc. 1166 Avenue of the Americas New York, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 345-5016

Date of fiscal year end:	March 31, 2007

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments. – The schedule of investments for the period ended December 30, 2007, is filed herewith.

MGI US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.9%
	Advertising — 0.0%
2,476	Omnicom Group	117,684
	Aerospace & Defense — 2.4%
11,210	Boeing Co.	980,426
4,012	General Dynamics Corp.	357,028
2,632	L-3 Communications Holdings, Inc.	278,834
19,476	Lockheed Martin Corp.	2,050,044
25,200	Rockwell Collins, Inc.	1,813,644
60,800	United Technologies Corp.	4,653,632
		10,133,608
	Agriculture — 0.4%
556	Altria Group, Inc.	42,023
15,900	Monsanto Co.	1,775,871
400	UST, Inc.	21,920
		1,839,814
	Airlines — 0.0%
1,800	Southwest Airlines Co.	21,960
	Apparel — 1.1%
71,728	Coach, Inc.*	2,193,442
31,120	Nike, Inc. Class B	1,999,149
5,736	Polo Ralph Lauren Corp.	354,427
1,580	VF Corp.	108,483
		4,655,501
	Beverages — 1.4%
5,576	Anheuser-Busch Cos., Inc.	291,848
1,700	Brown-Forman Corp. Class B	125,987
46,576	Coca-Cola Co. (The)	2,858,369
38,308	PepsiCo, Inc.	2,907,577
		6,183,781
	Biotechnology — 4.2%
10,502	APP Pharmaceuticals Inc.*	722,222
2,400	Biogen Idec, Inc.*	136,608
23,708	Celgene Corp.*	1,095,547
101,824	Genentech, Inc.*	6,829,336
122,090	Genzyme Corp.*	9,088,380
		17,872,093
	Chemicals — 0.5%
36,700	Ecolab, Inc.	1,879,407
3,372	International Flavors & Fragrances, Inc.	162,294
800	Praxair, Inc.	70,968

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued
2,500	Sigma-Aldrich Corp.	136,500
		2,249,169
	Coal — 0.3%
19,300	Peabody Energy Corp.	1,189,652
	Commercial Services — 1.5%
13,900	Apollo Group, Inc. Class A*	975,085
53,320	Iron Mountain, Inc.*	1,973,907
98,670	Moody's Corp.	3,522,519
		6,471,511
	Computers — 8.6%
88,749	Apple, Inc.*	17,579,402
1,100	Dell, Inc.*	26,961
535,092	EMC Corp., Massachusetts*	9,915,255
51,200	Hewlett-Packard Co.	2,584,576
48,240	International Business Machines Corp.	5,214,744
9,000	Research In Motion, Ltd.*	1,020,600
3,100	SanDisk Corp.*	102,827
12,384	Teradata Corp.*	339,445
		36,783,810
	Cosmetics & Personal Care — 2.6%
21,076	Avon Products, Inc.	833,134
26,484	Colgate-Palmolive Co.	2,064,693
8,860	Estee Lauder Cos. (The), Inc. Class A	386,384
108,554	Procter & Gamble Co.	7,970,035
		11,254,246
	Distribution & Wholesale — 0.4%
37,000	Fastenal Co.	1,495,540
1,000	WW Grainger, Inc.	87,520
		1,583,060
	Diversified Financial Services — 6.7%
37,600	American Express Co.	1,955,952
13,412	CME Group, Inc.	9,200,632
26,300	Franklin Resources, Inc.	3,009,509
14,700	Goldman Sachs Group, Inc.	3,161,235
48,192	IntercontinentalExchange, Inc.*	9,276,960
1,300	NYSE Euronext	114,101
6,900	SLM Corp.	138,966
28,000	T Rowe Price Group, Inc.	1,704,640
		28,561,995

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Electric — 0.8%
284	Allegheny Energy, Inc.*	18,065
17,796	Constellation Energy Group, Inc.	1,824,624
27,644	Edison International	1,475,360
1,068	Exelon Corp.	87,192
		3,405,241
	Electronics — 1.6%
17,500	Garmin, Ltd.	1,697,500
60,896	Thermo Fisher Scientific, Inc.*	3,512,481
18,608	Waters Corp.*	1,471,335
		6,681,316
	Engineering & Construction — 0.1%
1,200	Fluor Corp.	174,864
3,900	Jacobs Engineering Group, Inc.*	372,879
		547,743
	Food — 0.6%
404	Dean Foods Co.	10,448
2,272	General Mills, Inc.	129,504
25,310	Kellogg Co.	1,327,003
600	Whole Foods Market, Inc.	24,480
17,664	WM Wrigley Jr. Co.	1,034,227
		2,525,662
	Hand & Machine Tools — 0.0%
200	Black & Decker Corp.	13,930
	Health Care - Products — 7.6%
17,000	Alcon, Inc.	2,431,680
67,422	Baxter International, Inc.	3,913,847
11,064	Becton Dickinson & Co.	924,729
22,735	Intuitive Surgical, Inc.*	7,377,507
29,870	Johnson & Johnson	1,992,329
600	Medtronic, Inc.	30,162
30,600	Mindray Medical International, Ltd. Class A, ADR	1,314,882
35,300	St Jude Medical, Inc.*	1,434,592
95,816	Stryker Corp.	7,159,372
66,342	Varian Medical Systems, Inc.*	3,460,399
35,036	Zimmer Holdings, Inc.*	2,317,631
		32,357,130
	Health Care - Services — 0.6%
20,700	Coventry Health Care, Inc.*	1,226,475
1,200	Humana, Inc.*	90,372
5,000	Quest Diagnostics, Inc.	264,500
15,012	UnitedHealth Group, Inc.	873,698
1,100	WellPoint, Inc.*	96,503
		2,551,548

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Holding Companies - Diversified — 0.2%
16,400	Leucadia National Corp.	772,440
	Home Furnishings — 0.3%
14,812	Harman International Industries, Inc.	1,091,793
	Household Products & Wares — 0.1%
300	Fortune Brands, Inc.	21,708
4,184	Kimberly-Clark Corp.	290,119
		311,827
	Insurance — 0.9%
1,600	Aflac, Inc.	100,208
32,148	American International Group, Inc.	1,874,229
31,984	Cigna Corp.	1,718,500
		3,692,937
	Internet — 7.7%
69,687	Amazon.Com, Inc.*	6,455,804
17,900	Equinix, Inc.*	1,809,153
16,300	Expedia, Inc.*	515,406
28,479	Google, Inc. Class A*	19,692,659
19,400	priceline.com, Inc.*	2,228,284
1,100	VeriSign, Inc.*	41,371
93,291	Yahoo!, Inc.*	2,169,948
		32,912,625
	Iron & Steel — 0.0%
332	Allegheny Technologies, Inc.	28,685
	Lodging — 1.5%
26,776	Harrah's Entertainment, Inc.	2,376,370
40,900	Las Vegas Sands Corp.*	4,214,745
		6,591,115
	Machinery - Construction & Mining — 0.1%
2,500	Caterpillar, Inc.	181,400
3,984	Terex Corp.*	261,231
		442,631
	Machinery - Diversified — 0.6%
27,600	Deere & Co.	2,570,112
2,500	Manitowoc Co. (The), Inc.	122,075
300	Rockwell Automation, Inc.	20,688
		2,712,875

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Media — 0.5%
57,284	Clear Channel Communications, Inc.	1,977,444
3,124	Meredith Corp.	171,757
		2,149,201
	Metal Fabricate & Hardware — 1.0%
31,132	Precision Castparts Corp.	4,318,008
	Mining — 0.1%
500	Titanium Metals Corp.	13,225
3,384	Vulcan Materials Co.	267,641
		280,866
	Miscellaneous - Manufacturing — 1.9%
700	3M Co.	59,024
2,600	Cooper Industries, Ltd. Class A	137,488
49,600	Danaher Corp.	4,351,904
80,774	General Electric Co.	2,994,292
600	Illinois Tool Works, Inc.	32,124
8,760	Pall Corp.	353,203
		7,928,035
	Oil & Gas — 6.9%
200	Apache Corp.	21,508
15,388	Chevron Corp.	1,436,162
1,200	ENSCO International, Inc.	71,544
158,082	Exxon Mobil Corp.	14,810,703
1,600	Murphy Oil Corp.	135,744
31,200	Noble Corp.	1,763,112
2,400	Noble Energy, Inc.	190,848
2,100	Range Resources Corp.	107,856
45,800	Southwestern Energy Co.*	2,551,976
27,600	Suncor Energy, Inc.	3,000,948
7,100	Tesoro Corp.	338,670
17,954	Transocean, Inc.	2,570,115
20,300	Valero Energy Corp.	1,421,609
22,415	XTO Energy, Inc.	1,151,234
		29,572,029
	Oil & Gas Services — 6.7%
33,200	FMC Technologies, Inc.*	1,882,440
1,400	Halliburton Co.	53,074
166,636	National Oilwell Varco, Inc.*	12,241,080
123,402	Schlumberger, Ltd.	12,139,055
28,500	Smith International, Inc.	2,104,725
		28,420,374
	Packaging & Containers — 0.2%
19,492	Ball Corp.	877,140

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals — 7.9%
71,580	Abbott Laboratories	4,019,217
134,816	Allergan, Inc.	8,660,580
42,010	APP Pharmaceuticals, Inc.*	431,442
9,600	Cardinal Health, Inc.	554,400
21,684	Express Scripts, Inc.*	1,582,932
31,100	Gilead Sciences, Inc.*	1,430,911
15,000	Hospira, Inc.*	639,600
28,300	King Pharmaceuticals, Inc.*	289,792
53,900	Medco Health Solutions, Inc.*	5,465,460
600	Patterson Cos., Inc.*	20,370
186,997	Schering-Plough Corp.	4,981,600
116,487	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,414,316
6,300	Watson Pharmaceuticals, Inc.*	170,982
		33,661,602
	Pipelines — 0.1%
4,244	Questar Corp.	229,600
	Retail — 5.3%
2,880	Autozone, Inc.*	345,341
134,678	CVS Caremark Corp.	5,353,451
33,400	Dick's Sporting Goods, Inc.*	927,184
3,500	GameStop Corp. Class A*	217,385
150,074	Lowe's Cos., Inc.	3,394,674
34,684	McDonald's Corp.	2,043,234
33,136	RadioShack Corp.	558,673
267,448	Starbucks Corp.*	5,474,661
300	Target Corp.	15,000
20,472	Tiffany & Co.	942,326
900	TJX Cos., Inc.	25,857
83,391	Walgreen Co.	3,175,529
		22,473,315
	Savings & Loans — 0.0%
1,300	Hudson City Bancorp, Inc.	19,526
	Semiconductors — 2.8%
1,900	Altera Corp.	36,708
23,320	Analog Devices, Inc.	739,244
49,100	Applied Materials, Inc.	872,016
196,670	Broadcom Corp. Class A*	5,140,954
1,800	Intel Corp.	47,988
3,600	Kla-Tencor Corp.	173,376
4,200	Linear Technology Corp.	133,686
41,788	MEMC Electronic Materials, Inc.*	3,697,820
5,700	Microchip Technology, Inc.	179,094
12,300	National Semiconductor Corp.	278,472
2,200	Nvidia Corp.*	74,844
17,200	Texas Instruments, Inc.	574,480
		11,948,682

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Software — 5.3%
37,700	Autodesk, Inc.*	1,875,952
33,645	Cerner Corp.*	1,897,578
1,300	Citrix Systems, Inc.*	49,413
400	Electronic Arts, Inc.*	23,364
32,784	Fidelity National Information Services, Inc.	1,363,487
800	IMS Health, Inc.	18,432
7,100	Mastercard, Inc. Class A	1,527,920
190,357	Microsoft Corp.	6,776,709
69,100	Oracle Corp.*	1,560,278
43,200	Paychex, Inc.	1,564,704
93,246	Salesforce.com, Inc.*	5,845,592
		22,503,429
	Telecommunications — 6.3%
162,585	America Movil SA de CV-Series L, ADR	9,981,093
3,100	American Tower Corp. Class A*	132,060
12,700	China Mobile, Ltd., Sponsored ADR	1,103,249
3,200	Ciena Corp.*	109,152
251,988	Cisco Systems, Inc.*	6,821,315
65,000	Corning, Inc.	1,559,350
30,228	Juniper Networks, Inc.*	1,003,570
56,200	Nokia OYJ, Sponsored ADR	2,157,518
99,000	Qualcomm, Inc.	3,895,650
		26,762,957
	Toys, Games & Hobbies — 0.0%
10,216	Mattel, Inc.	194,513
	Transportation — 1.1%
33,100	CH Robinson Worldwide, Inc.	1,791,372
62,601	Expeditors International Washington, Inc.	2,797,013
200	United Parcel Service, Inc. Class B	14,144
		4,602,529
	TOTAL COMMON STOCKS (COST $382,421,321)	421,499,188
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.6%
	Bank Deposits — 1.6%
6,702,501	Euro Time Deposit, 2.60%, due 01/02/2008	6,702,501
	TOTAL SHORT-TERM INVESTMENTS (COST $6,702,501)	6,702,501
	TOTAL INVESTMENTS — 100.5% (Cost $389,123,822)	428,201,689
	Other Assets and Liabilities (net) — (0.5)%	(1,995,618)
	TOTAL NET ASSETS — 100.0%	$426,206,071

Notes to Schedule of Investments:

ADR - American Depository Receipt

  *  Non-income producing security.

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.9
Short-Term Investments	1.6
Other Assets and Liabilities (net)	(0.5)
100.0%

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.4%
	Aerospace & Defense — 3.5%
29,500	L-3 Communications Holdings, Inc.	3,125,230
25,700	Lockheed Martin Corp.	2,705,182
91,675	Northrop Grumman Corp.	7,209,322
6,865	Rockwell Collins, Inc.	494,074
8,500	United Technologies Corp.	650,590
		14,184,398
	Agriculture — 0.6%
29,000	Archer-Daniels-Midland Co.	1,346,470
11,569	Monsanto Co.	1,292,142
		2,638,612
	Airlines — 0.2%
51,390	Delta Air Lines, Inc.*	765,197
	Auto Manufacturers — 0.1%
80,522	Ford Motor Co.*	541,913
	Auto Parts & Equipment — 0.7%
37,850	Magna International, Inc. Class A	3,044,275
	Banks — 5.0%
111,350	Bank of America Corp.	4,594,301
73,033	Bank of New York Mellon Corp. (The)	3,561,089
100,200	Capital One Financial Corp.	4,735,452
75,650	Comerica, Inc.	3,293,044
17,200	M&T Bank Corp.	1,403,004
13,289	PNC Financial Services Group, Inc.	872,423
12,094	SunTrust Banks, Inc.	755,754
35,600	Wells Fargo & Co.	1,074,764
3,100	Zions Bancorporation	144,739
		20,434,570
	Beverages — 1.9%
78,700	Anheuser-Busch Cos., Inc.	4,119,158
25,966	Coca-Cola Co. (The)	1,593,534
80,745	Coca-Cola Enterprises, Inc.	2,101,792
		7,814,484
	Biotechnology — 1.0%
86,734	Amgen, Inc.*	4,027,927
	Chemicals — 0.8%
6,500	Celanese Corp.	275,080
58,100	EI Du Pont de Nemours & Co.	2,561,629

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued
6,000	Praxair, Inc.	532,260
		3,368,969
	Coal — 0.1%
7,300	Peabody Energy Corp.	449,972
	Commercial Services — 1.3%
88,638	Hertz Global Holdings, Inc.*	1,408,458
56,400	McKesson Corp.	3,694,764
		5,103,222
	Computers — 1.9%
76,750	Affiliated Computer Services, Inc. Class A*	3,461,425
9,800	Computer Sciences Corp.*	484,806
36,962	Hewlett-Packard Co.	1,865,842
101,363	Sun Microsystems, Inc.*	1,837,711
		7,649,784
	Cosmetics & Personal Care — 0.4%
19,844	Procter & Gamble Co.	1,456,946
	Diversified Financial Services — 16.7%
149,104	Charles Schwab Corp. (The)	3,809,607
51,600	CIT Group, Inc.	1,239,948
428,242	Citigroup, Inc.	12,607,445
109,100	Countrywide Financial Corp.	975,354
18,700	Discover Financial Services	281,996
235,644	Fannie Mae	9,421,047
31,800	Federated Investors, Inc. Class B	1,308,888
253,375	Freddie Mac	8,632,486
36,700	Janus Capital Group, Inc.	1,205,595
277,995	JPMorgan Chase & Co.	12,134,482
48,375	Lehman Brothers Holdings, Inc.	3,165,660
95,300	Merrill Lynch & Co., Inc.	5,115,704
152,800	Morgan Stanley	8,115,208
		68,013,420
	Electric — 2.6%
8,100	Dominion Resources, Inc.	384,345
7,991	FPL Group, Inc.	540,751
27,202	PG&E Corp.	1,172,134
15,584	PPL Corp.	811,771
45,100	Public Service Enterprise Group, Inc.	4,430,624
65,400	Wisconsin Energy Corp.	3,185,634
		10,525,259

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Electrical Components & Equipment — 2.3%
1,078,150	Alcatel-Lucent Sponsored ADR	7,892,058
28,267	Emerson Electric Co.	1,601,608
		9,493,666
	Electronics — 0.3%
18,600	Flextronics International, Ltd.*	224,316
21,750	Tyco Electronics, Ltd.	807,577
		1,031,893
	Environmental Control — 1.2%
49,550	Republic Services, Inc.	1,553,393
106,403	Waste Management, Inc.	3,476,186
		5,029,579
	Food — 2.6%
63,800	General Mills, Inc.	3,636,600
112,539	Kraft Foods, Inc. Class A	3,672,148
25,627	Kroger Co. (The)	684,497
12,700	Safeway, Inc.	434,467
79,300	Sara Lee Corp.	1,273,558
25,221	SUPERVALU, Inc.	946,292
		10,647,562
	Forest Products & Paper — 0.0%
2,979	Rayonier, Inc.	140,728
	Gas — 0.8%
50,025	Sempra Energy	3,095,547
	Health Care - Products — 1.5%
77,697	Boston Scientific Corp.*	903,616
21,750	Covidien, Ltd.	963,308
66,100	Johnson & Johnson	4,408,870
		6,275,794
	Health Care - Services — 0.9%
33,700	Humana, Inc.*	2,537,947
6,100	Quest Diagnostics, Inc.	322,690
7,900	WellPoint, Inc.*	693,067
		3,553,704
	Home Furnishings — 0.8%
41,800	Whirlpool Corp.	3,412,134
	Household Products & Wares — 0.5%
31,200	Kimberly-Clark Corp.	2,163,408

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Insurance — 9.1%
191,375	Allstate Corp. (The)	9,995,516
35,000	American Financial Group, Inc.	1,010,800
13,353	American International Group, Inc.	778,480
29,605	AON Corp.	1,411,862
44,000	Axis Capital Holdings, Ltd.	1,714,680
20,400	Chubb Corp.	1,113,432
123,693	Fidelity National Financial, Inc. Class A	1,807,155
15,722	Hartford Financial Services Group, Inc.	1,370,801
46,925	Metlife, Inc.	2,891,519
3,000	Safeco Corp.	167,040
69,750	Torchmark Corp.	4,221,968
86,900	Travelers Cos., Inc. (The)	4,675,220
114,750	XL Capital, Ltd. Class A	5,773,072
		36,931,545
	Internet — 0.7%
106,642	IAC/InterActiveCorp.*	2,870,803
	Iron & Steel — 0.5%
31,100	AK Steel Holding Corp.*	1,438,064
12,700	Nucor Corp.	752,094
		2,190,158
	Leisure Time — 1.0%
86,800	Carnival Corp.	3,861,732
	Machinery - Diversified — 0.2%
4,600	Cummins, Inc.	585,902
2,200	Rockwell Automation, Inc.	151,712
		737,614
	Media — 1.0%
124,500	DIRECTV Group (The), Inc.*	2,878,440
19,411	News Corp. Class B	412,484
59,143	Time Warner, Inc.	976,451
		4,267,375
	Mining — 0.6%
33,489	Barrick Gold Corp.	1,408,212
9,286	Freeport-McMoran Copper & Gold, Inc. Class B	951,258
		2,359,470
	Miscellaneous - Manufacturing — 1.9%
9,400	3M Co.	792,608
8,130	Eaton Corp.	788,204
146,930	General Electric Co.	5,446,695
21,750	Tyco International, Ltd.	862,387
		7,889,894

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — 7.2%
44,400	BP Plc, Sponsored ADR	3,248,748
10,700	Chevron Corp.	998,631
5,521	Devon Energy Corp.	490,872
196,658	Exxon Mobil Corp.	18,424,888
45,100	Marathon Oil Corp.	2,744,786
39,100	Noble Energy, Inc.	3,109,232
4,600	SandRidge Energy, Inc.*	164,956
3,200	XTO Energy, Inc.	164,352
		29,346,465
	Oil & Gas Services — 1.2%
10,497	Dresser-Rand Group, Inc.*	409,908
100,300	Halliburton Co.	3,802,373
6,281	Schlumberger, Ltd.	617,862
		4,830,143
	Pharmaceuticals — 8.2%
39,791	Abbott Laboratories	2,234,265
92,925	AmerisourceBergen Corp.	4,169,545
194,601	Bristol-Myers Squibb Co.	5,160,818
16,307	Eli Lilly & Co.	870,631
17,200	Endo Pharmaceuticals Holdings, Inc.*	458,724
37,300	Forest Laboratories, Inc.*	1,359,585
12,300	Herbalife, Ltd.	495,444
64,300	Merck & Co., Inc.	3,736,473
17,600	Mylan, Inc.	247,456
541,050	Pfizer, Inc.	12,298,066
32,127	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,493,263
19,027	Wyeth	840,803
		33,365,073
	Pipelines — 0.2%
26,836	Spectra Energy Corp.	692,906
	REITS — 0.9%
14,500	Prologis REIT	919,010
28,200	SL Green Realty Corp. REIT	2,635,572
		3,554,582
	Retail — 5.8%
8,200	American Eagle Outfitters, Inc.	170,314
26,371	CVS Caremark Corp.	1,048,247
15,600	Darden Restaurants, Inc.	432,276
29,300	Gap (The), Inc.	623,504
148,800	Home Depot, Inc.	4,008,672
17,600	J Crew Group, Inc.*	848,496
178,375	TJX Cos., Inc.	5,124,714
242,672	Wal-Mart Stores, Inc.	11,534,200
		23,790,423

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Savings & Loans — 0.3%
84,600	Washington Mutual, Inc.	1,151,406
	Semiconductors — 0.9%
17,342	Altera Corp.	335,047
124,200	Intel Corp.	3,311,172
		3,646,219
	Software — 5.0%
80,500	Automatic Data Processing, Inc.	3,584,665
184,875	CA, Inc.	4,612,631
230,550	Microsoft Corp.	8,207,580
173,497	Oracle Corp.*	3,917,562
		20,322,438
	Telecommunications — 4.7%
289,671	AT&T, Inc.	12,038,727
11,724	Corning, Inc.	281,259
32,424	Juniper Networks, Inc.*	1,076,477
20,135	Qualcomm, Inc.	792,312
3,400	Telephone & Data Systems, Inc.	212,840
112,970	Verizon Communications, Inc.	4,935,659
		19,337,274
	Transportation — 0.3%
4,256	Canadian National Railway Co.	199,734
12,138	United Parcel Service, Inc. Class B	858,399
		1,058,133
	TOTAL COMMON STOCKS (COST $403,320,803)	397,066,616
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 4.4%
	Bank Deposits — 4.4%
17,969,264	Euro Time Deposit, 2.60%, due 01/02/2008	17,969,264
	TOTAL SHORT-TERM INVESTMENTS (COST $17,969,264)	17,969,264
	TOTAL INVESTMENTS — 101.8% (Cost $421,290,067)	415,035,880
	Other Assets and Liabilities (net) — (1.8)%	(7,534,903)
	TOTAL NET ASSETS — 100.0%	$407,500,977

Notes to Schedule of Investments:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

  *  Non-income producing security.

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.4
Short-Term Investments	4.4
Other Assets and Liabilities (net)	(1.8)
100.0%

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%
	Aerospace & Defense — 1.7%
19,500	BE Aerospace, Inc.*	1,031,550
26,500	Empresa Brasileira de Aeronautica SA, ADR	1,208,135
18,000	Esterline Technologies Corp.*	931,500
		3,171,185
	Airlines — 0.0%
3,100	Alaska Air Group, Inc.*	77,531
	Apparel — 4.0%
3,000	Columbia Sportswear Co.	132,270
94,100	CROCS, Inc.*	3,463,821
12,400	Guess ?, Inc.	469,836
22,600	Phillips-Van Heusen Corp.	833,036
292,200	Quiksilver, Inc.*	2,507,076
		7,406,039
	Auto Manufacturers — 0.2%
7,200	Oshkosh Truck Corp.	340,272
	Banks — 0.8%
54,000	East-West Bancorp, Inc.	1,308,420
10,600	Frontier Financial Corp.	196,842
		1,505,262
	Biotechnology — 4.7%
77,900	Affymetrix, Inc.*	1,802,606
25,388	Alexion Pharmaceuticals, Inc.*	1,904,862
3,100	AMAG Pharmaceuticals, Inc.*	186,403
35,500	American Oriental Bioengineering, Inc.*	393,340
130,900	Cell Genesys, Inc.*	301,070
35,900	Geron Corp.*	203,912
22,700	Illumina, Inc.*	1,345,202
18,400	Invitrogen Corp.*	1,718,744
2,500	Millipore Corp.*	182,950
22,000	Vertex Pharmaceuticals, Inc.*	511,060
		8,550,149
	Chemicals — 0.6%
46,900	Metabolix, Inc.*	1,116,220
	Coal — 2.2%
29,700	Consol Energy, Inc.	2,124,144
52,000	Massey Energy Co.	1,859,000
		3,983,144

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — 0.9%
54,700	Corinthian Colleges, Inc.*	842,380
8,100	DeVry, Inc.	420,876
4,500	Morningstar, Inc.*	349,875
600	Strayer Education, Inc.	102,348
		1,715,479
	Computers — 1.9%
181,000	Brocade Communications Systems, Inc.*	1,328,540
10,700	Factset Research Systems, Inc.	595,990
19,800	Immersion Corp.*	256,410
44,000	Riverbed Technology, Inc.*	1,176,560
4,100	Synopsys, Inc.*	106,313
		3,463,813
	Cosmetics & Personal Care — 0.2%
17,000	Bare Escentuals, Inc.*	412,250
	Distribution & Wholesale — 0.8%
34,700	WESCO International, Inc.*	1,375,508
	Diversified Financial Services — 8.0%
27,500	Affiliated Managers Group*	3,230,150
87,200	Blackstone Group (The), LP	1,929,736
25,600	Federated Investors, Inc. Class B	1,053,696
59,600	Fortress Investment Group LLC Class A	928,568
3,800	GFI Group, Inc.*	363,736
15,100	Greenhill & Co., Inc.	1,003,848
63,700	Jefferies Group, Inc.	1,468,285
68,200	MF Global, Ltd.*	2,146,254
15,100	Nasdaq Stock Market, Inc. (The)*	747,299
46,500	Och-Ziff Capital Management Group LLC*	1,222,020
19,900	Thomas Weisel Partners Group, Inc.*	273,227
5,800	Waddell & Reed Financial, Inc. Class A	209,322
		14,576,141
	Electric — 0.3%
9,800	Ormat Technologies, Inc.	539,098
	Electrical Components & Equipment — 1.6%
41,700	Ametek, Inc.	1,953,228
44,900	Universal Display Corp.*	928,083
		2,881,311
	Electronics — 3.5%
36,400	China Digital TV Holding Co., Ltd., ADR*	982,072
18,300	Cymer, Inc.*	712,419
257,000	Flextronics International, Ltd.*	3,099,420

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Electronics — continued
2,200	Itron, Inc.*	211,134
10,842	L-1 Identity Solutions, Inc.*	194,614
23,300	Thomas & Betts Corp.*	1,142,632
		6,342,291
	Energy - Alternate Sources — 0.3%
49,000	US BioEnergy Corp.*	573,790
	Engineering & Construction — 0.4%
27,100	Emcor Group, Inc.*	640,373
	Entertainment — 0.6%
41,700	DreamWorks Animation SKG, Inc. Class A*	1,065,018
	Environmental Control — 0.2%
12,900	EnergySolutions, Inc.*	348,171
	Food — 0.5%
2,900	Fresh Del Monte Produce, Inc.*	97,382
5,900	McCormick & Co., Inc.	223,669
15,900	Whole Foods Market, Inc.	648,720
		969,771
	Health Care - Products — 4.1%
2,000	Arthrocare Corp.*	96,100
2,700	Beckman Coulter, Inc.	196,560
31,500	Gen-Probe, Inc.*	1,982,295
57,400	PSS World Medical, Inc.*	1,123,318
35,000	Resmed, Inc.*	1,838,550
18,400	Ventana Medical Systems*	1,605,032
45,300	Volcano Corp.*	566,703
		7,408,558
	Health Care - Services — 1.1%
12,600	Lincare Holdings, Inc.*	443,016
23,700	Pediatrix Medical Group, Inc.*	1,615,155
		2,058,171
	Household Products & Wares — 1.7%
34,700	Church & Dwight Co., Inc.	1,876,229
52,300	Jarden Corp.*	1,234,803
		3,111,032
	Internet — 3.0%
56,600	Avocent Corp.*	1,319,346
9,900	Blue Nile, Inc.*	673,794

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Internet — continued
24,100	Cogent Communications Group, Inc.*	571,411
10,100	Dice Holdings, Inc.*	80,699
33,400	eResearch Technology, Inc.*	394,788
32,300	F5 Networks, Inc.*	921,196
47,200	Giant Interactive Group, Inc., ADR*	612,656
32,900	Nutri/System, Inc.*	887,642
		5,461,532
	Machinery - Diversified — 5.0%
43,500	Gardner Denver, Inc.*	1,435,500
77,200	Grant Prideco, Inc.*	4,285,372
56,250	Idex Corp.	2,032,313
30,100	Manitowoc Co. (The), Inc.	1,469,783
		9,222,968
	Media — 1.5%
74,700	Martha Stewart Living Omnimedia Class A*	692,469
38,200	Meredith Corp.	2,100,236
		2,792,705
	Metal Fabricate & Hardware — 0.3%
11,100	Kaydon Corp.	605,394
	Miscellaneous - Manufacturing — 0.8%
39,600	Actuant Corp. Class A	1,346,796
1,900	Hexcel Corp.*	46,132
		1,392,928
	Office Furnishings — 0.1%
6,100	Herman Miller, Inc.	197,579
	Oil & Gas — 3.1%
40,300	Chesapeake Energy Corp.	1,579,760
3,700	Continental Resources, Inc./OK*	96,681
78,600	Denbury Resources, Inc.*	2,338,350
32,900	Range Resources Corp.	1,689,744
		5,704,535
	Oil & Gas Services — 1.8%
14,700	FMC Technologies, Inc.*	833,490
33,200	Smith International, Inc.	2,451,820
		3,285,310
	Pharmaceuticals — 13.1%
80,000	Alkermes, Inc.*	1,247,200
45,100	Cephalon, Inc.*	3,236,376
108,900	Cubist Pharmaceuticals, Inc.*	2,233,539

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals — continued
121,800	CV Therapeutics, Inc.*	1,102,290
184,600	Elan Corp. Plc, Sponsored ADR*	4,057,508
224,000	Medarex, Inc.*	2,334,080
34,200	Medicis Pharmaceutical Corp. Class A	888,174
60,100	OSI Pharmaceuticals, Inc.*	2,915,451
34,600	Pharmion Corp.*	2,174,956
53,700	Respironics, Inc.*	3,516,276
113,500	Santarus, Inc.*	312,125
		24,017,975
	Real Estate — 0.3%
145,400	Meruelo Maddux Properties, Inc.*	581,600
	REITS — 0.1%
2,300	Digital Realty Trust, Inc. REIT	88,251
	Retail — 4.7%
6,400	California Pizza Kitchen, Inc.*	99,648
7,900	Cheesecake Factory (The)*	187,309
1,200	Chipotle Mexican Grill, Inc. Class A*	176,484
31,800	Dick's Sporting Goods, Inc.*	882,768
13,500	J Crew Group, Inc.*	650,835
14,300	Lululemon Athletica, Inc.*	677,391
65,800	Petsmart, Inc.	1,548,274
233,000	Rite Aid Corp.*	650,070
89,200	Urban Outfitters, Inc.*	2,431,592
28,700	Williams-Sonoma, Inc.	743,330
19,400	Zumiez, Inc.*	472,584
		8,520,285
	Semiconductors — 4.5%
207,200	Atmel Corp.*	895,104
47,400	ATMI, Inc.*	1,528,650
33,900	Intersil Corp. Class A	829,872
14,200	Novellus Systems, Inc.*	391,494
33,600	Silicon Laboratories, Inc.*	1,257,648
198,600	Skyworks Solutions, Inc.*	1,688,100
204,400	Triquint Semiconductor, Inc.*	1,355,172
9,700	Varian Semiconductor Equipment Associates, Inc.*	358,900
		8,304,940
	Software — 12.0%
67,200	ACI Worldwide, Inc.*	1,279,488
48,200	Activision, Inc.*	1,431,540
32,100	BMC Software, Inc.*	1,144,044
56,800	Cognos, Inc.*	3,269,976
36,400	Commvault Systems, Inc.*	770,952
3,100	Global Payments, Inc.	144,212

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Software — continued
19,700	Longtop Financial Technologies, Ltd., ADR*	466,496
18,400	Medassets, Inc.*	440,496
105,400	Nuance Communications, Inc.*	1,968,872
279,900	Red Hat, Inc.*	5,833,116
31,000	Satyam Computer Services, Ltd., ADR	828,320
19,800	Schawk, Inc.	307,296
74,150	THQ, Inc.*	2,090,288
222,300	Wind River Systems, Inc.*	1,985,139
		21,960,235
	Telecommunications — 6.6%
12,500	Aruba Networks, Inc.*	186,375
81,400	Clearwire Corp. Class A*	1,115,994
46,300	Comverse Technology, Inc.*	798,675
68,500	Harmonic, Inc.*	717,880
38,900	NeuStar, Inc. Class A*	1,115,652
220,600	Polycom, Inc.*	6,128,268
361,800	RF Micro Devices, Inc.*	2,065,878
		12,128,722
	Transportation — 0.1%
6,300	Landstar System, Inc.	265,545
	Trucking & Leasing — 0.6%
41,800	Aircastle, Ltd.	1,100,594
	TOTAL COMMON STOCKS (COST $174,356,218)	179,261,675
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.9%
	Bank Deposits — 2.9%
5,357,554	Euro Time Deposit, 2.60%, due 01/02/2008	5,357,554
	TOTAL SHORT-TERM INVESTMENTS (COST $5,357,554)	5,357,554
	TOTAL INVESTMENTS — 100.8% (Cost $179,713,772)	184,619,229
	Other Assets and Liabilities (net) — (0.8)%	(1,463,813)
	TOTAL NET ASSETS — 100.0%	$183,155,416

Notes to Schedule of Investments:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

  *  Non-income producing security.

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.9
Short-Term Investments	2.9
Other Assets and Liabilities (net)	(0.8)
100.0%

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%
	Advertising — 0.1%
151,800	APAC Customer Services, Inc.*	173,052
	Aerospace & Defense — 2.6%
10,500	Alliant Techsystems, Inc.*	1,194,480
19,650	Esterline Technologies Corp.*	1,016,887
15,300	Goodrich Corp.	1,080,333
20,200	Kaman Corp.	743,562
		4,035,262
	Agriculture — 0.6%
2,000	Loews Corp. - Carolina Group	170,600
15,400	Universal Corp/Richmond VA	788,788
		959,388
	Airlines — 0.2%
7,100	UAL Corp.*	253,186
	Apparel — 0.4%
500	Kellwood Co.	8,320
26,000	Maidenform Brands, Inc.*	351,780
19,500	Tefron, Ltd.*	96,330
5,000	Weyco Group, Inc.	137,500
		593,930
	Auto Manufacturers — 0.8%
25,000	Oshkosh Truck Corp.	1,181,500
	Auto Parts & Equipment — 1.2%
17,400	Aftermarket Technology Corp.*	474,324
21,600	ArvinMeritor, Inc.	253,368
15,900	Cooper Tire & Rubber Co.	263,622
104,083	Exide Technologies*	832,664
		1,823,978
	Banks — 4.6%
600	Alabama National BanCorporation	46,686
16,800	Associated Banc-Corp.	455,112
34,600	Bancorpsouth, Inc.	816,906
5,500	Bank of Hawaii Corp.	281,270
1,800	Chittenden Corp.	64,116
16,700	Citizens Republic Bancorp, Inc.	242,317
6,600	City National Corp.	393,030
17,400	Colonial BancGroup (The), Inc.	235,596
1,200	First Charter Corp.	35,832
9,200	First Horizon National Corp.	166,980

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Banks — continued
200	First Indiana Corp.	6,400
9,400	FirstMerit Corp.	188,094
26,700	Fremont General Corp.*	93,450
6,900	Huntington Bancshares Inc.	101,844
11,800	NewBridge Bancorp	127,322
200	Omega Financial Corp.	5,852
7,900	Oriental Financial Group	105,939
139,300	People's United Financial, Inc.	2,479,540
35,900	Popular, Inc.	380,540
17,000	South Financial Group (The), Inc.	265,710
7,800	Southwest Bancorp Inc.	142,974
600	Sterling Financial Corp.	9,852
9,100	Susquehanna Bancshares, Inc.	167,804
23,000	TCF Financial Corp.	412,390
		7,225,556
	Beverages — 0.5%
5,100	Constellation Brands, Inc. Class A*	120,564
14,000	Molson Coors Brewing Co. Class B	722,680
		843,244
	Building Materials — 1.1%
79,050	Gibraltar Industries, Inc.	1,218,951
2,500	Interline Brands, Inc.*	54,775
28,000	LSI Industries, Inc.	509,600
		1,783,326
	Chemicals — 4.2%
19,700	Agrium, Inc.	1,422,537
12,600	Ashland, Inc.	597,618
19,900	Celanese Corp.	842,168
21,400	Eastman Chemical Co.	1,307,326
3,800	Huntsman Corp.	97,660
22,600	ICO, Inc.*	290,184
22,000	Landec Corp.*	294,800
3,500	OM Group, Inc.*	201,390
36,300	Rockwood Holdings, Inc.*	1,205,886
10,600	Spartech Corp.	149,460
5,900	Tronox, Inc. Class B	51,035
700	UAP Holding Corp.	27,020
		6,487,084
	Commercial Services — 3.6%
32,600	answerthink, Inc.*	157,784
14,400	Avis Budget Group, Inc.*	187,200
33,900	Convergys Corp.*	557,994
10,000	Electro Rent Corp.	148,500
11,200	Gevity HR, Inc.	86,128
41,250	Healthcare Services Group	873,675

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — continued
12,400	Healthspring, Inc.*	236,220
11,400	Hewitt Associates, Inc. Class A*	436,506
2,300	HMS Holdings Corp.*	76,383
113,750	Hooper Holmes, Inc.*	195,650
24,900	Learning Tree International, Inc.*	571,704
26,050	Monro Muffler, Inc.	507,714
41,100	MPS Group, Inc.*	449,634
3,600	Multi-Color Corp.	98,892
1,800	PHH Corp.*	31,752
32,600	SAIC, Inc.*	655,912
14,500	Service Corp. International, US	203,725
43,800	Source Interlink Cos., Inc.*	126,144
3,600	United Rentals, Inc.*	66,096
		5,667,613
	Computers — 1.0%
7,300	COMSYS IT Partners, Inc.*	115,194
13,000	Cray, Inc.*	77,870
32,800	Dot Hill Systems Corp.*	79,704
3,300	Lexmark International, Inc. Class A*	115,038
35,000	Pomeroy IT Solutions, Inc.*	242,550
39,600	Qualstar Corp.*	138,600
17,500	Rackable Systems, Inc.*	175,000
9,900	Rimage Corp.*	256,905
3,200	Silicon Graphics, Inc.*	58,496
18,600	Smart Modular Technologies WWH, Inc.*	189,348
14,400	STEC, Inc.*	125,856
		1,574,561
	Cosmetics & Personal Care — 0.2%
16,600	Elizabeth Arden, Inc.*	337,810
	Distribution & Wholesale — 1.6%
68,300	Bell Microproducts, Inc.*	410,483
4,500	Houston Wire & Cable Co.	63,630
8,200	Ingram Micro, Inc. Class A*	147,928
47,200	Navarre Corp.*	98,176
4,600	Tech Data Corp.*	173,512
13,800	United Stationers, Inc.*	637,698
24,050	WESCO International, Inc.*	953,342
		2,484,769
	Diversified Financial Services — 0.9%
26,200	Advanta Corp. Class B	211,434
25,800	AmeriCredit Corp.*	329,982
39,000	E*Trade Financial Corp.*	138,450
222,200	Friedman Billings Ramsey Group, Inc. Class A	697,708
4,400	Thornburg Mortgage, Inc.	40,656
		1,418,230

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Electric — 3.0%
1,000	Allete, Inc.	39,580
3,400	Alliant Energy Corp.	138,346
12,800	Aquila, Inc.*	47,744
46,400	Centerpoint Energy, Inc.	794,832
1,400	CMS Energy Corp.	24,332
7,900	Energy East Corp.	214,959
6,900	Northeast Utilities	216,039
1,100	NorthWestern Corp.	32,450
35,300	NRG Energy, Inc.*	1,529,902
1,000	OGE Energy Corp.	36,290
37,100	Pepco Holdings, Inc.	1,088,143
3,600	Pinnacle West Capital Corp.	152,676
5,500	Puget Energy, Inc.	150,865
6,300	SCANA Corp.	265,545
300	Sierra Pacific Resources	5,094
		4,736,797
	Electrical Components & Equipment — 1.2%
15,000	Advanced Energy Industries, Inc.*	196,200
14,050	General Cable Corp.*	1,029,584
13,500	GrafTech International, Ltd.*	239,625
8,600	Molex, Inc.	234,780
7,000	Superior Essex, Inc.*	168,000
		1,868,189
	Electronics — 3.7%
57,400	Arrow Electronics, Inc.*	2,254,672
15,900	Avnet, Inc.*	556,023
69,600	Coherent, Inc.*	1,744,872
22,900	CTS Corp.	227,397
5,900	Cubic Corp.	231,280
1,900	Methode Electronics, Inc.	31,236
11,700	Rofin-Sinar Technologies, Inc.*	562,887
9,800	Vishay Intertechnology, Inc.*	111,818
11,300	X-Rite, Inc.*	131,306
		5,851,491
	Engineering & Construction — 0.5%
4,800	Dycom Industries, Inc.*	127,920
8,300	Emcor Group, Inc.*	196,129
11,800	Insituform Technologies, Inc. Class A*	174,640
4,200	KBR, Inc.*	162,960
4,100	Sterling Construction Co., Inc.*	89,462
		751,111
	Environmental Control — 0.1%
17,400	Allied Waste Industries, Inc.*	191,748

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Food — 2.8%
159,900	Del Monte Foods Co.	1,512,654
10,000	Ingles Markets, Inc.	253,900
4,300	Performance Food Group Co.*	115,541
40,100	Smithfield Foods, Inc.*	1,159,692
5,100	SUPERVALU, Inc.	191,352
78,100	Tyson Foods, Inc. Class A	1,197,273
		4,430,412
	Forest Products & Paper — 6.0%
88,477	AbitibiBowater, Inc.	1,823,511
237,800	Domtar Corp.*	1,828,682
47,000	MeadWestvaco Corp.	1,471,100
1,600	Potlatch Corp.	71,104
3,000	Rayonier, Inc.	141,720
128,100	Sappi, Ltd., Sponsored ADR	1,847,202
6,400	Schweitzer-Mauduit International, Inc.	165,824
101,800	Smurfit-Stone Container Corp.*	1,075,008
102,800	Wausau Paper Corp.	924,172
		9,348,323
	Gas — 1.2%
6,000	AGL Resources, Inc.	225,840
6,700	Energen Corp.	430,341
54,500	NiSource, Inc.	1,029,505
8,400	Southern Union Co.	246,624
		1,932,310
	Hand & Machine Tools — 1.2%
18,900	Kennametal, Inc.	715,554
16,100	Lincoln Electric Holdings, Inc.	1,145,998
		1,861,552
	Health Care - Products — 0.8%
23,400	Cantel Medical Corp. Class B*	341,172
36,906	Cardiac Science Corp.*	298,570
19,300	DEL Global Technologies Corp.*	55,970
22,100	EDAP TMS SA, ADR*	106,522
48,100	HealthTronics, Inc.*	220,779
70,600	North American Scientific, Inc.*	21,180
24,860	SeraCare Life Sciences, Inc.*	148,911
		1,193,104
	Health Care - Services — 2.6%
66,300	Allied Healthcare International, Inc.*	161,109
11,300	America Service Group, Inc.*	82,829
4,800	Apria Healthcare Group, Inc.*	103,536
49,900	Community Health Systems, Inc.*	1,839,314
11,400	Ensign Group (The), Inc.	164,160

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Health Care - Services — continued
41,300	Five Star Quality Care, Inc.*	342,790
26,000	Health Management Associates, Inc. Class A	155,480
9,400	Health Net, Inc.*	454,020
10,300	Kindred Healthcare, Inc.*	257,294
5,200	Matria Healthcare, Inc.*	123,604
11,800	RehabCare Group, Inc.*	266,208
700	Universal Health Services, Inc. Class B	35,840
		3,986,184
	Home Builders — 0.4%
7,300	KB Home	157,680
36,228	Levitt Corp. Class A	79,702
11,400	Monaco Coach Corp.	101,232
500	NVR, Inc.*	262,000
		600,614
	Home Furnishings — 0.5%
11,700	Universal Electronics, Inc.*	391,248
4,500	Whirlpool Corp.	367,335
		758,583
	Household Products & Wares — 1.4%
19,400	Ennis, Inc.	349,200
20,950	Fossil, Inc.*	879,481
16,200	Russ Berrie & Co., Inc.*	265,032
18,400	Standard Register Co. (The)	214,544
13,800	WD-40 Co.	523,986
		2,232,243
	Housewares — 1.1%
68,600	Newell Rubbermaid, Inc.	1,775,368
	Insurance — 10.7%
17,700	Affirmative Insurance Holdings, Inc.	183,726
1,000	Alfa Corp.	21,670
2,500	Allied World Assurance Co. Holdings, Ltd./Bermuda	125,425
41,700	American Equity Investment Life Holding Co.	345,693
43,800	American Financial Group, Inc.	1,264,944
7,400	American Physicians Service Group, Inc.	148,370
18,800	American Safety Insurance Holdings, Ltd.*	369,420
31,000	Amerisafe, Inc.*	480,810
3,800	Arch Capital Group, Ltd.*	267,330
12,400	Assurant, Inc.	829,560
2,200	Axis Capital Holdings, Ltd.	85,734
10,100	Castlepoint Holdings, Ltd.	121,200
2,200	Commerce Group, Inc.	79,156
36,200	Conseco, Inc.*	454,672
39,200	CRM Holdings, Ltd.*	306,936

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
33,700	Donegal Group, Inc. Class A	578,629
12,400	EMC Insurance Group, Inc.	293,508
4,200	Endurance Specialty Holdings, Ltd.	175,266
8,200	Fidelity National Financial, Inc. Class A	119,802
2,800	First American Corp.	95,536
52,550	Hanover Insurance Group (The), Inc.	2,406,790
7,500	IPC Holdings, Ltd.	216,525
3,800	MBIA, Inc.	70,794
44,700	Meadowbrook Insurance Group, Inc.*	420,627
200	Midland Co. (The)	12,938
19,600	Nationwide Financial Services Class A	882,196
41,600	Old Republic International Corp.	641,056
7,900	PartnerRe, Ltd.	651,987
29,500	PMA Capital Corp. Class A*	242,490
9,200	PMI Group (The), Inc.	122,176
28,000	Procentury Corp.	429,800
700	RenaissanceRe Holdings, Ltd.	42,168
21,600	Safeco Corp.	1,202,688
28,950	Scottish Re Group, Ltd.*	20,989
22,500	SeaBright Insurance Holdings, Inc.*	339,300
42,200	Specialty Underwriters' Alliance, Inc.*	225,770
70,300	Tower Group, Inc.	2,348,020
11,700	Triad Guaranty, Inc.*	114,660
		16,738,361
	Internet — 0.7%
30,200	i2 Technologies, Inc.*	380,520
98,100	Lionbridge Technologies*	348,255
44,500	SupportSoft, Inc.*	198,025
12,200	Website Pros, Inc.*	141,642
		1,068,442
	Investment Companies — 0.3%
200	KKR Financial Holdings LLC	2,810
40,900	MCG Capital Corp.	474,031
		476,841
	Iron & Steel — 1.1%
8,100	Carpenter Technology Corp.	608,877
15,700	Material Sciences Corp.*	116,651
18,800	Reliance Steel & Aluminum Co.	1,018,960
		1,744,488
	Leisure Time — 0.1%
10,700	Arctic Cat, Inc.	127,758
12,700	Nautilus, Inc.	61,595
		189,353

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Machinery - Construction & Mining — 0.1%
3,400	Terex Corp.*	222,938
	Machinery - Diversified — 2.4%
3,500	AGCO Corp.*	237,930
18,100	Columbus McKinnon Corp.*	590,422
25,800	Gardner Denver, Inc.*	851,400
28,950	Gerber Scientific, Inc.*	312,660
9,800	Intevac, Inc.*	142,492
37,000	Presstek, Inc.*	189,440
54,550	Sauer-Danfoss, Inc.	1,366,478
		3,690,822
	Media — 0.6%
18,500	Idearc, Inc.	324,860
12,700	Lee Enterprises, Inc.	186,055
6,700	Media General, Inc. Class A	142,375
19,500	Outdoor Channel Holdings, Inc.*	134,550
106,400	Westwood One, Inc.	211,736
		999,576
	Metal Fabricate & Hardware — 1.8%
25,200	Commercial Metals Co.	739,620
4,700	Mueller Industries, Inc.	136,253
42,300	NN, Inc.	398,466
11,700	Northwest Pipe Co.*	457,938
2,000	Sun Hydraulics Corp.	50,460
24,400	Timken Co.	801,540
11,000	Worthington Industries, Inc.	196,680
		2,780,957
	Mining — 0.6%
16,800	Century Aluminum Co.*	906,192
	Miscellaneous - Manufacturing — 2.6%
33,800	Acuity Brands, Inc.	1,521,000
17,000	Blount International, Inc.*	209,270
30,500	Flanders Corp.*	171,410
149,200	Griffon Corp.*	1,857,540
200	Reddy Ice Holdings, Inc.	5,062
10,400	Standex International Corp.	181,480
1,600	Teleflex, Inc.	100,816
		4,046,578
	Office & Business Equipment — 0.1%
12,900	IKON Office Solutions, Inc.	167,958

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — 3.2%
18,600	Brigham Exploration Co.*	139,872
6,900	Cabot Oil & Gas Corp.	278,553
5,600	Comstock Resources, Inc.*	190,400
29,800	Denbury Resources, Inc.*	886,550
5,500	ENSCO International, Inc.	327,910
53,600	Grey Wolf, Inc.*	285,688
4,700	Helmerich & Payne, Inc.	188,329
2,500	Newfield Exploration Co.*	131,750
23,700	Patterson-UTI Energy, Inc.	462,624
6,500	Range Resources Corp.	333,840
28,500	Southwestern Energy Co.*	1,588,020
15,000	Warren Resources, Inc.*	211,950
		5,025,486
	Oil & Gas Services — 1.9%
83,100	Acergy SA, Sponsored ADR	1,825,707
3,000	Dresser-Rand Group, Inc.*	117,150
39,200	Newpark Resources*	213,640
5,000	SEACOR Holdings, Inc.*	463,700
11,000	Willbros Group, Inc.*	421,190
		3,041,387
	Packaging & Containers — 1.1%
35,100	Chesapeake Corp.	182,169
30,500	Packaging Corp. of America	860,100
20,400	Sonoco Products Co.	666,672
		1,708,941
	Pharmaceuticals — 1.3%
48,500	BioScrip, Inc.*	374,905
39,300	Draxis Health, Inc.*	159,165
27,500	King Pharmaceuticals, Inc.*	281,600
6,600	NBTY, Inc.*	180,840
42,800	Omnicare, Inc.	976,268
		1,972,778
	Pipelines — 1.5%
5,200	Equitable Resources, Inc.	277,056
20,700	National Fuel Gas Co.	966,276
4,800	ONEOK Partners, LP	294,000
16,900	Oneok, Inc.	756,613
		2,293,945
	Real Estate — 0.1%
6,700	Thomas Properties Group, Inc.	72,226

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	REITS — 4.2%
13,700	Agree Realty Corp. REIT	412,370
500	Alexandria Real Estate Equities, Inc. REIT	50,835
4,100	AMB Property Corp. REIT	235,996
700	American Campus Communities, Inc. REIT	18,795
4,900	American Financial Realty Trust REIT	39,298
18,500	Annaly Capital Management, Inc. REIT	336,330
57,500	Anthracite Capital, Inc. REIT	416,300
7,100	Anworth Mortgage Asset Corp. REIT	142,355
3,800	Apartment Investment & Management Co. REIT Class A	131,974
900	Arbor Realty Trust, Inc. REIT	14,499
3,400	Ashford Hospitality Trust, Inc. REIT	24,446
2,500	BioMed Realty Trust, Inc. REIT	57,925
3,800	Brandywine Realty Trust REIT	68,134
2,100	Bre Properties, Inc. REIT	85,113
2,300	Camden Property Trust REIT	110,745
700	Capital Trust Inc., NY REIT Class A	21,455
2,600	CapitalSource, Inc. REIT	45,734
1,300	CapLease, Inc. REIT	10,946
21,600	Care Investment Trust, Inc. REIT	231,984
2,600	CBL & Associates Properties, Inc. REIT	62,166
1,400	Cedar Shopping Centers, Inc. REIT	14,322
2,000	Colonial Properties Trust REIT	45,260
1,400	Corporate Office Properties Trust SBI MD REIT	44,100
800	Crystal River Capital, Inc. REIT	11,552
6,700	DCT Industrial Trust, Inc. REIT	62,377
4,300	Deerfield Capital Corp. REIT	34,400
4,400	DiamondRock Hospitality Co. REIT	65,912
4,200	Douglas Emmett, Inc. REIT	94,962
1,800	Duke Realty Corp. REIT	46,944
700	Education Realty Trust, Inc. REIT	7,868
1,100	Entertainment Properties Trust REIT	51,700
1,200	Equity One, Inc. REIT	27,636
500	Essex Property Trust, Inc. REIT	48,745
2,000	Extra Space Storage, Inc. REIT	28,580
1,200	Federal Realty Invs Trust REIT	98,580
27,100	Feldman Mall Properties, Inc. REIT	99,999
1,000	First Industrial Realty Trust, Inc. REIT	34,600
700	First Potomac Realty Trust REIT	12,103
1,900	Franklin Street Properties Corp. REIT	28,120
600	Gramercy Capital Corp., New York REIT	14,586
8,700	HCP, Inc. REIT	302,586
3,100	Health Care REIT, Inc.	138,539
2,000	Healthcare Realty Trust, Inc. REIT	50,780
1,300	Hersha Hospitality Trust REIT Class A	12,350
800	Highwoods Properties, Inc. REIT	23,504
300	Home Properties, Inc. REIT	13,455
4,600	Hospitality Properties Trust REIT	148,212
9,400	HRPT Properties Trust REIT	72,662
1,500	Inland Real Estate Corp. REIT	21,240
5,600	iStar Financial, Inc. REIT	145,880
40,100	JER Investors Trust, Inc. REIT	431,877

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	REITS — continued
500	Kite Realty Group Trust REIT	7,635
1,600	Lasalle Hotel Properties REIT	51,040
15,600	Lexington Realty Trust REIT	226,824
4,100	Liberty Property Trust REIT	118,121
700	LTC Properties, Inc. REIT	17,535
15,300	Luminent Mortgage Capital, Inc. REIT	11,934
3,000	Mack-Cali Realty Corp. REIT	102,000
600	Maguire Properties, Inc. REIT	17,682
33,900	Medical Properties Trust, Inc. REIT	345,441
4,100	MFA Mortgage Investments, Inc. REIT	37,925
1,000	National Health Investors, Inc. REIT	27,900
3,100	National Retail Properties, Inc. REIT	72,478
200	Nationwide Health Properties, Inc. REIT	6,274
2,200	Newcastle Investment Corp. REIT	28,512
1,900	NorthStar Realty Finance Corp. REIT	16,948
1,772	Novastar Financial, Inc. REIT	5,121
600	Parkway Properties Inc. REIT	22,188
1,300	Pennsylvania Real Estate Investment Trust REIT	38,584
1,800	Post Properties, Inc. REIT	63,216
2,200	RAIT Financial Trust REIT	18,964
4,100	Realty Income Corp. REIT	110,782
900	Redwood Trust, Inc. REIT	30,816
2,900	Regency Centers Corp. REIT	187,021
3,400	Senior Housing Properties Trust REIT	77,112
700	Sovran Self Storage, Inc. REIT	28,070
2,900	Strategic Hotels & Resorts, Inc. REIT	48,517
2,600	Sunstone Hotel Investors, Inc. REIT	47,554
1,000	Taubman Centers, Inc. REIT	49,190
1,500	U-Store-It Trust REIT	13,740
200	Universal Health Realty Income Trust REIT	7,088
600	Urstadt Biddle Properties, Inc. REIT Class A	9,300
		6,596,343
	Retail — 6.5%
22,600	AC Moore Arts & Crafts, Inc.*	310,750
6,400	AnnTaylor Stores Corp.*	163,584
43,300	Autonation, Inc.*	678,078
17,400	Big Lots, Inc.*	278,226
14,000	BJ's Wholesale Club, Inc.*	473,620
8,600	Brown Shoe Co., Inc.	130,462
50,400	Casey's General Stores, Inc.	1,492,344
20,300	Cato Corp. Class A	317,898
9,000	CBRL Group, Inc.	291,510
22,900	Charlotte Russe Holding, Inc.*	369,835
7,500	Citi Trends, Inc.*	115,800
9,800	Dillard's, Inc. Class A	184,044
11,700	Dress Barn, Inc.*	146,367
28,600	Finlay Enterprises, Inc.*	58,058
6,100	Foot Locker, Inc.	83,326
8,900	Insight Enterprises, Inc.*	162,336

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Retail — continued
7,700	Jo-Ann Stores, Inc.*	100,716
29,200	Jones Apparel Group, Inc.	466,908
8,700	Kenneth Cole Productions, Inc. Class A	152,163
16,200	Mothers Work, Inc.*	281,880
39,000	New York & Co., Inc.*	248,820
14,900	O'Charleys, Inc.	223,202
119,700	Pacific Sunwear of California, Inc.*	1,688,967
19,400	PC Mall, Inc.*	180,614
17,400	RadioShack Corp.	293,364
22,100	Retail Ventures, Inc.*	112,489
12,600	School Specialty, Inc.*	435,330
14,400	Shoe Carnival, Inc.*	203,184
4,400	Sonic Automotive, Inc. Class A	85,184
6,400	Suburban Propane Partners, LP	259,712
50,100	Wet Seal (The), Inc. Class A*	116,733
		10,105,504
	Savings & Loans — 0.9%
6,400	BankFinancial Corp.	101,248
22,100	BFC Financial Corp. Class A*	33,371
8,800	Downey Financial Corp.	273,768
27,000	First Niagara Financial Group, Inc.	325,080
8,700	FirstFed Financial Corp.*	311,634
600	KNBT Bancorp, Inc.	9,252
19,700	PFF Bancorp, Inc.	237,188
300	TierOne Corp.	6,645
7,900	Washington Federal, Inc.	166,769
		1,464,955
	Semiconductors — 0.6%
8,700	Diodes, Inc.*	261,609
22,100	Kulicke & Soffa Industries, Inc.*	151,606
8,600	Novellus Systems, Inc.*	237,102
24,600	Teradyne, Inc.*	254,364
		904,681
	Software — 2.3%
32,850	American Software, Inc. Class A	279,225
87,600	Borland Software Corp.*	263,676
9,400	Corel Corp.	100,580
18,500	CSG Systems International, Inc.*	272,320
41,200	GSE Systems, Inc.*	421,888
39,500	infoUSA, Inc.	352,735
31,300	JDA Software Group, Inc.*	640,398
15,600	MSC.Software Corp.*	202,644
16,200	Pegasystems, Inc.	193,266
29,400	Plato Learning, Inc.*	116,718
16,800	SPSS, Inc.*	603,288
18,600	Trident Microsystems, Inc.*	122,016
		3,568,754

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Telecommunications — 0.9%
14,500	3Com Corp.*	65,540
31,100	Adaptec, Inc.*	105,118
9,200	CenturyTel, Inc.	381,432
192	CommScope, Inc.*	9,448
4,000	Embarq Corp.	198,120
31,500	Premiere Global Services, Inc.*	467,775
100	Rural Cellular Corp. Class A*	4,409
30,800	Symmetricom, Inc.*	145,068
		1,376,910
	Transportation — 1.5%
28,000	CAI International, Inc.*	294,560
20,200	Dynamex, Inc.*	546,612
2,300	Gulfmark Offshore, Inc.*	107,617
1,900	Overseas Shipholding Group	141,417
8,700	Ryder System, Inc.	408,987
15,200	Tidewater, Inc.	833,872
		2,333,065
	TOTAL COMMON STOCKS (COST $160,534,198)	151,857,999
	INVESTMENT COMPANIES — 0.7%
	Equity Fund — 0.7%
14,800	iShares Russell 2000 Value Index Fund	1,045,620
	TOTAL INVESTMENT COMPANIES (COST $1,083,705)	1,045,620
	PREFERRED STOCKS — 0.4%
	REITS — 0.4%
79,300	Anworth Mortgage Asset Corp. REIT	655,018
	TOTAL PREFERRED STOCKS (COST $653,238)	655,018
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.9%
	Bank Deposits — 1.9%
3,045,049	Euro Time Deposit, 2.60%, due 01/02/2008	3,045,049
	TOTAL SHORT-TERM INVESTMENTS (COST $3,045,049)	3,045,049
	TOTAL INVESTMENTS — 100.2% (Cost $165,316,190)	156,603,686
	Other Assets and Liabilities (net) — (0.2)%	(294,104)
	TOTAL NET ASSETS — 100.0%	$156,309,582

Notes to Schedule of Investments:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

  *  Non-income producing security.

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.2
Investment Companies	0.7
Preferred Stocks	0.4
Short-Term Investments	1.9
Other Assets and Liabilities (net)	(0.2)
100.0%

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.3%
	Australia — 3.5%
35,264	Austria & New Zealand Banking Group, Ltd.	850,259
68,059	BHP Billiton, Ltd.	2,398,735
37,187	BlueScope Steel, Ltd.	315,092
54,087	CSL, Ltd., Australia	1,726,777
58,294	Foster's Group, Ltd.	335,262
62,284	Macquarie Group, Ltd.	4,167,262
53,503	Mirvac Group	281,870
162,441	QBE Insurance Group, Ltd.	4,755,330
43,412	Santos, Ltd.	538,225
49,108	Stockland	363,064
50,601	Suncorp-Metway, Ltd.	751,759
20,164	Tabcorp Holdings, Ltd.	261,680
168,291	Telstra Corp., Ltd.	693,032
41,440	Westpac Banking Corp.	1,015,908
24,160	Woodside Petroleum, Ltd.	1,068,958
24,571	Woolworths, Ltd.	733,320
46,584	WorleyParsons, Ltd.	2,126,961
47,107	Zinifex, Ltd.	512,893
	Total Australia	22,896,387
	Austria — 0.3%
578	Flughafen Wien AG	66,760
4,078	OMV AG	330,427
23,445	Voestalpine AG	1,695,036
	Total Austria	2,092,223
	Bahrain — 0.0%
500	Investcorp Bank BSC, GDR	11,831
797	Investcorp Bank BSC, GDR 144A	22,300
	Total Bahrain	34,131
	Belgium — 0.8%
8,225	AGFA-Gevaert NV	126,146
890	Colruyt SA	209,537
2,604	Delhaize Group	229,192
22,551	Dexia	568,085
147,011	Fortis	3,871,033
46,932	Fortis*	686
3,090	UCB SA	140,140
	Total Belgium	5,144,819
	Bermuda — 0.6%
59,537	Aquarius Platinum, Ltd.	681,457
198,100	Esprit Holdings, Ltd.	2,947,085
62,500	Yue Yuen Industrial Holdings	224,434
	Total Bermuda	3,852,976

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Brazil — 1.7%
11,700	Banco do Brasil SA	199,820
1,000	Brasil Telecom Participacoes SA, ADR	74,580
36,800	Cia Vale do Rio Doce, Sponsored ADR	1,029,664
103,600	Cia Vale do Rio Doce, ADR	3,384,612
10,700	Empresa Brasileira de Aeronautica SA, ADR	487,813
61,978	JHSF Participacoes SA*	197,076
31,900	Petroleo Brasileiro SA, ADR	3,676,156
7,500	Petroleo Brasileiro SA, Sponsored ADR	721,650
21,168	Redecard SA	342,494
15,636	Souza Cruz SA	423,402
10,900	Tam SA, Sponsored ADR	262,908
	Total Brazil	10,800,175
	Canada — 1.8%
7,900	BCE, Inc.	317,377
25,500	Canadian Imperial Bank of Commerce	1,822,813
7,600	Canadian Natural Resources	558,902
11,200	Encana Corp.	765,996
2,600	Fairfax Financial Holdings, Ltd.	756,067
8,900	Inmet Mining Corp.	726,374
2,500	Magna International, Inc. Class A	203,100
16,400	National Bank of Canada	868,895
22,400	Onex Corp.	794,140
25,700	Petro-Canada	1,386,620
10,000	Potash Corp. of Saskatchewan	1,453,873
16,600	Research In Motion, Ltd.*	1,893,202
4,300	Sun Life Financial, Inc.	242,720
	Total Canada	11,790,079
	China — 0.8%
1,871,000	China Construction Bank Class H	1,586,081
642,000	China Petroleum & Chemical Corp. Class H	969,908
499,000	China Shenhua Energy Co., Ltd.	2,982,199
	Total China	5,538,188
	Denmark — 0.0%
1,800	Carlsberg AS Class B	217,763
	Egypt — 0.3%
5,053	Eastern Tobacco	412,686
6,206	Egyptian Co. for Mobile Services	230,487
7,100	Orascom Construction Industries	736,482
414	Orascom Construction Industries, GDR	86,940
300	Orascom Telecom Holding SAE, GDR	24,000
5,000	Orascom Telecom Holdings, GDR	414,000
	Total Egypt	1,904,595

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Finland — 3.1%
5,445	Fortum OYJ	245,274
3,900	Kesko OYJ	215,079
7,242	Konecranes OYJ	249,669
13,285	Neste Oil OYJ	468,685
397,768	Nokia OYJ	15,422,887
12,393	Outokumpu OYJ	384,308
7,119	Outotec OYJ	391,353
8,363	Rautaruukki OYJ	362,534
14,773	Sampo OYJ Class A	390,508
118,700	Stora Enso OYJ	1,777,105
18,199	Tietoenator OYJ	408,697
	Total Finland	20,316,099
	France — 9.5%
33,200	Air France-KLM	1,167,389
4,209	Alstom	904,604
49,982	BNP Paribas	5,423,715
7,234	Bouygues	602,859
7,798	Business Objects SA*	476,565
4,975	Cie de Saint-Gobain	469,081
1,198	Cie Generale de Geophysique-Veritas*	341,550
22,990	Compagnie Generale des Etablissements Michelin	2,638,584
93,539	Credit Agricole SA	3,155,024
4,806	Electricite de France	572,528
46,949	Essilor International	2,996,215
54,607	France Telecom SA	1,965,616
19,627	L'Oreal	2,811,601
24,300	Lagardere S.C.A.	1,822,222
801	Nexans SA	100,129
14,301	Peugeot SA	1,084,120
28,695	Renault SA	4,069,912
89,086	Sanofi-Aventis	8,203,032
21,404	Societe Generale	3,095,888
46,633	Suez SA	3,175,133
22,278	Technip SA	1,775,150
141,784	Total SA	11,780,594
2,724	UBISOFT Entertainment*	276,673
33,459	Veolia Environnement	3,054,975
7,182	Vinci SA	531,848
	Total France	62,495,007
	Germany — 11.0%
3,371	Adidas AG	252,639
28,444	Allianz AG	6,152,731
25,186	Altana AG	613,106
46,348	BASF AG	6,871,857
80,839	Bayer AG	7,390,463
6,960	Bayerische Motoren Werke AG	430,948
5,122	Bilfinger Berger AG	395,249
10,393	Commerzbank AG	399,023

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
29,719	DaimlerChrysler AG	2,889,470
41,077	Deutsche Bank AG	5,369,064
41,225	Deutsche Boerse AG	8,182,063
71,632	Deutsche Lufthansa	1,908,173
9,523	Deutsche Post AG	324,548
95,000	Deutsche Telekom AG	2,086,199
24,856	E.ON AG	5,290,846
14,037	Epcos AG	243,606
11,964	GEA Group AG*	416,309
8,725	Hannover Rueckversicherung AG	402,464
3,090	Hochtief AG	415,632
802	K&S AG	190,835
17,100	Lanxess AG	840,036
7,243	Man AG	1,205,100
24,070	Muenchener Rueckver AG	4,678,365
8,994	Premiere AG*	169,631
21,203	RWE AG	2,975,986
3,139	Salzgitter AG	468,346
9,761	SGL Carbon AG*	528,315
50,271	Siemens AG	7,968,732
3,235	Solarworld AG	197,466
10,655	Suedzucker AG	252,210
2,114	Techem AG*	180,068
9,260	Thyssenkrupp AG	519,205
8,101	TUI AG*	226,577
7,819	Volkswagen AG	1,784,499
	Total Germany	72,219,761
	Greece — 0.1%
6,756	National Bank of Greece SA	464,050
	Hong Kong — 0.5%
19,200	Bank of East Asia, Ltd.	131,367
271,500	China Netcom Group Corp. Hong Kong, Ltd.	816,513
97,000	CLP Holdings, Ltd.	662,432
38,714	Hong Kong Exchanges and Clearing, Ltd.	1,098,255
74,000	Hongkong Electric Holdings	425,642
	Total Hong Kong	3,134,209
	Hungary — 0.0%
1,005	Gedeon Richter Rt	241,212
	India — 0.5%
200	Grasim Industries, Ltd., GDR	18,800
4,250	Grasim Industries, Ltd., GDR 144A	394,889
16,706	Hero Honda Motors, Ltd.	295,147
57,344	Hindustan Unilever, Ltd.	310,907
25,356	Oil & Natural Gas Corp., Ltd.	795,740
24,560	Punjab National Bank	414,059

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	India — continued
21,900	Satyam Computer Services, Ltd., ADR	585,168
4,390	State Bank of India, Ltd., GDR	535,580
	Total India	3,350,290
	Indonesia — 0.2%
192,000	Astra International Tbk PT	558,062
630,100	Bank Mandiri	234,799
7,500	PT Telekomunikasi Indonesia, Sponsored ADR	315,075
276,500	United Tractors Tbk PT	320,879
	Total Indonesia	1,428,815
	Ireland — 0.2%
20,268	Anglo Irish Bank Corp. Plc	324,183
9,649	CRH Plc (Dublin Exchange)	336,460
10,458	DCC Plc	294,671
	Total Ireland	955,314
	Israel — 0.5%
132,838	Bank Hapoalim, Ltd.	663,327
35,430	Israel Chemicals, Ltd.	451,137
47,700	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,217,096
	Total Israel	3,331,560
	Italy — 2.5%
32,195	Assicurazioni Generali Spa	1,459,192
24,900	Buzzi Unicem Spa	689,148
85,266	Enel Spa	1,014,135
239,478	ENI Spa	8,770,728
111,076	Fiat Spa (MIL Exchange)	2,874,457
5,893	Fiat Spa (PAR Exchange)	142,334
21,655	Fondiaria-Sai Spa (Ordinary Shares)	892,832
10,100	Fondiaria-Sai Spa (Savings Shares)	285,440
20,700	Italcementi Spa	442,769
	Total Italy	16,571,035
	Japan — 16.4%
4,780	Acom Co., Ltd.	97,769
32,500	Aisin Seiki Co., Ltd.	1,355,682
316,000	All Nippon Airways Co., Ltd.	1,168,223
29,000	Alps Electric Co., Ltd.	376,145
11,200	Astellas Pharma, Inc.	488,242
106,000	Chuo Mitsui Trust Holdings, Inc.	813,159
26,850	Daiei, Inc.*	144,206
22,000	Daiichi Sanyko Co., Ltd.	677,438
92,000	Daikyo, Inc.	268,469
48,000	Denso Corp.	1,967,865
4,600	Eisai Co., Ltd.	181,175
51,000	Fuji Heavy Industries, Ltd.	238,303

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
11,900	FUJIFILM Holdings Corp.	503,845
299,000	Fujitsu, Ltd.	2,015,369
220,500	Haseko Corp.*	380,938
126,400	Honda Motor Co., Ltd.	4,242,940
11,800	Hoya PENTEX HD Corp.	376,028
311,000	Isuzu Motors, Ltd.	1,414,206
103,000	Itochu Corp.	1,006,812
22,000	Japan Steel Works, Ltd./The	324,343
76,200	JFE Holdings, Inc.	3,860,645
9,000	Kao Corp.	270,689
73,000	Kawasaki Kisen Kaisha, Ltd.	717,486
277	KK DaVinci Advisors*	245,473
106,300	Komatsu, Ltd.	2,892,646
7,300	Konami Corp.	239,162
151,000	Konica Minolta Holdings, Inc.	2,674,923
55,200	Kyushu Electric Power	1,358,815
10,300	Leopalace21 Corp.	277,519
103,000	Marubeni Corp.	731,137
31,000	Mazda Motor Corp.	154,840
357,500	Mitsubishi Chemical Holdings Corp.	2,745,692
192,700	Mitsubishi Co.	5,278,271
17,000	Mitsubishi Estate Co., Ltd.	410,106
82,000	Mitsubishi Materials Corp.	350,857
292,700	Mitsubishi UFJ Financial Group, Inc.	2,743,203
431,000	Mitsui & Co., Ltd.	9,124,245
118,000	Mitsui Chemicals, Inc.	775,294
13,000	Mitsui Fudosan Co., Ltd.	282,773
211,000	Mitsui OSK Lines, Ltd.	2,693,336
18,100	Mitsumi Electric Co., Ltd.	615,674
47,400	Namco Bandai Holdings, Inc.	741,242
122,000	NGK Insulators, Ltd.	3,308,956
17,000	Nikon Corp.	588,909
8,500	Nintendo Co., Ltd.	5,090,185
42	Nippon Building Fund, Inc. REIT	590,252
214,000	Nippon Mining Holdings, Inc.	1,371,562
100,000	Nippon Oil Corp.	813,678
487,000	Nippon Steel Corp.	3,016,641
541	Nippon Telegraph & Telephone Corp.	2,707,058
37,000	Nippon Yakin Kogyo Co., Ltd.	257,342
210,000	Nippon Yusen KK	1,669,248
436,000	Nissan Motor Company, Ltd.	4,800,430
339	NTT DoCoMo, Inc.	564,418
11,000	OKUMA Corp.	118,552
2,700	Ono Pharmaceutical Co., Ltd.	126,160
10,010	Orix Corp.	1,710,521
230,000	Osaka Gas Co., Ltd.	907,935
35,000	Pacific Metals Co., Ltd.	336,795
516	Resona Holdings, Inc.	928,398
36,000	Ricoh Company, Ltd.	665,443
177,000	Sanyo Electric Co., Ltd.*	243,996
45,000	Sasebo Heavy Industries Co., Ltd.	211,878

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
43,800	Seven & I Holdings Co., Ltd.	1,278,145
123,000	Sharp Corp.	2,213,042
13,100	Shin-Etsu Chemical Co., Ltd.	823,184
166,600	Sojitz Corp.	603,974
6,300	Sony Corp.	349,640
13,600	Sumco Corp.	391,998
32,000	Sumitomo Corp.	454,585
31,000	Sumitomo Light Metal Industries	43,289
345	Sumitomo Mitsui Financial Group	2,584,836
5,000	Taisho Pharmaceutical Co., Ltd.	96,227
18,000	Taiyo Yuden Co., Ltd.	290,507
28,700	Takeda Pharmaceutical Co., Ltd.	1,687,858
9,280	Takefuji Corp.	225,531
6,200	TDK Corp.	461,746
27,000	Tokai Carbon Co., Ltd.	242,895
113,300	Tokyo Electric Power Company	2,931,003
59,000	Tokyo Gas Co., Ltd.	276,212
14,000	TonenGeneral Sekiyu KK	138,227
359,000	Toshiba Corp.	2,689,728
47,600	Toyota Motor Corp.	2,573,549
	Total Japan	107,609,718
	Luxembourg — 1.0%
61,647	ArcelorMittal	4,794,069
300	Evraz Group SA, GDR	23,250
3,198	Evraz Group SA, GDR	247,845
10,100	Oriflame Cosmetics SA, SDR	645,392
17,200	Tenaris SA, ADR	769,356
	Total Luxembourg	6,479,912
	Malaysia — 0.1%
23,800	British American Tobacco Malaysia Berhad	296,870
160,300	PLUS Expressways Berhad	158,991
	Total Malaysia	455,861
	Mexico — 0.5%
17,400	America Movil SA de CV-Series L, ADR	1,068,186
16,548	Cemex SAB de CV, ADR*	427,766
12,500	Desarrolladora Homex SA de CV, ADR*	618,125
7,400	Fomento Economico Mexicano SA de CV, Sponsored ADR	282,458
19,800	Grupo Televisa SA, Sponsored ADR	470,646
72,900	Kimberly-Clark de Mexico SAB de CV	318,336
	Total Mexico	3,185,517
	Netherlands — 2.1%
63,229	Aegon NV	1,117,648
21,465	Corporate Express	167,899
2,216	Heineken Holding NV	125,481
16,651	Heineken NV	1,076,518

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
174,162	ING Groep NV	6,811,449
189,560	Koninklijke Ahold NV*	2,641,204
7,353	Koninklijke DSM NV	347,562
34,923	Reed Elsevier NV	696,958
19,628	Royal KPN NV	356,992
4,391	TomTom NV*	330,623
2,225	Wereldhave NV	243,069
	Total Netherlands	13,915,403
	Norway — 0.7%
22,270	Renewable Energy Corp. AS*	1,131,987
118,500	StatoilHydro ASA	3,688,223
	Total Norway	4,820,210
	Philippines — 0.1%
11,900	Philippine Long Distance Telephone Co., Sponsored ADR	901,068
	Portugal — 0.0%
68,566	Banco Comercial Portugues SA Class R	292,721
	Russia — 0.8%
51,976	Gazprom OAO, Sponsored ADR	2,947,039
10,800	LUKOIL, Sponsored ADR	910,440
6,600	Mobile Telesystems, Sponsored ADR	671,814
117,226	TNK-BP Holding*	261,414
836	Vsmpo-Avisma Corp.	252,472
	Total Russia	5,043,179
	Singapore — 0.5%
93,000	Oversea-Chinese Banking Corp.	535,600
85,000	Singapore Exchange, Ltd.	792,456
44,000	Singapore Petroleum Co., Ltd.	231,394
336,000	Singapore Telecommunications, Ltd.	933,690
40,000	United Overseas Bank, Ltd.	552,989
	Total Singapore	3,046,129
	South Africa — 0.6%
38,124	Imperial Holdings, Ltd.	582,262
16,419	Kumba Iron Ore, Ltd.	684,690
24,100	Massmart Holdings, Ltd.	253,894
17,066	Naspers, Ltd.	404,529
14,100	Nedbank Group, Ltd.	280,583
43,520	Pretoria Portland Cement Co., Ltd.	278,402
226,257	Salam, Ltd.	753,158
103,243	Steinhoff International Holdings, Ltd.	293,066
126,872	Truworths International, Ltd.	501,224
	Total South Africa	4,031,808

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Korea — 1.2%
275	Amorepacific Corp.*	208,589
1,547	GS Engineering & Construction Corp.*	257,820
9,300	Hana Financial Group, Inc.	500,742
2,266	Hite Brewery Co., Ltd.*	344,966
23,500	Hynix Semiconductor, Inc.*	651,488
7,270	Hyundai Mobis*	677,254
6,200	Kookmin Bank*	457,027
25,847	Kookmin Bank, Sponsored ADR*	1,895,102
600	POSCO	368,570
3,150	Samsung Electronics (London Exchange), GDR 144A	935,527
600	Shinhan Financial Group, ADR*	68,796
14,629	Shinhan Financial Group Co., Ltd.*	836,121
693	SK Telecom Co., Ltd.	184,346
1,800	SK Telecom Co., Ltd., ADR	53,712
15,600	Woongjin Coway Co., Ltd.*	508,306
	Total South Korea	7,948,366
	Spain — 2.4%
11,199	Acerinox SA	275,566
23,842	Avanzit SA*	131,764
27,902	Banco Santander SA	603,345
157,836	Iberdrola Renovables*	1,303,818
45,947	Inditex SA	2,822,770
70,866	Repsol VPF SA	2,526,003
242,480	Telefonica SA	7,877,389
3,129	Vertice Trescientos Sesenta Grados	9,790
	Total Spain	15,550,445
	Sweden — 1.7%
9,300	Boliden AB	116,912
65,000	Electrolux AB Class B	1,091,178
14,900	Hennes & Mauritz AB Class B	907,159
31,800	Investor AB Class B	723,264
40,100	Sandvik AB	690,235
23,600	Scania AB Class B	562,322
9,600	SKF AB	162,644
74,000	Svenska Cellulosa AB	1,310,960
14,500	Swedbank AB	410,555
77,000	Tele2 AB	1,542,812
207,111	TeliaSonera AB	1,938,701
4,400	Trelleborg AB Class B	92,245
111,850	Volvo AB Class B	1,877,665
	Total Sweden	11,426,652
	Switzerland — 5.7%
274,985	ABB, Ltd.	7,922,988
14,800	Alcon, Inc.	2,116,992
49,200	Credit Suisse Group	2,959,431
65,294	Julius Baer Holding AG	5,398,152

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
17,337	Nestle SA	7,962,938
104,708	Novartis AG	5,743,379
12,758	Roche Holding AG	2,204,182
1,111	Swatch Group AG Class B	334,875
12,064	Swiss Reinsurance	857,262
6,425	Zurich Financial Services	1,886,952
	Total Switzerland	37,387,151
	Taiwan — 0.8%
212,000	Advanced Semiconductor Engineering, Inc.	212,428
67,055	Advantech Co., Ltd.	152,781
125,000	Asustek Computer, Inc.	375,372
327,109	AU Optronics Corp.	640,411
150,000	China Steel Corp.	201,175
566,400	Chinatrust Financial Holding*	402,520
37,799	Fubon Financial Holding, GDR	359,091
85,795	HON HAI Precision Industry Co., Ltd., GDR	1,063,860
3,000	HON HAI Precision Industry Co., Ltd., GDR	35,250
58,579	Novatek Microelectronics Corp., Ltd.	223,953
478,000	Powerchip Semiconductor Corp.	203,376
47,413	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	472,233
1,453,744	United Microelectronics Corp.	903,141
	Total Taiwan	5,245,591
	Thailand — 0.1%
44,100	PTT PCL	492,255
	Turkey — 0.2%
19,800	Ford Otomotiv Sanayi AS	204,376
29,640	Turkcell Iletisim Hizmet AS, ADR	817,175
53,700	Turkiye Is Bankasi	336,699
	Total Turkey	1,358,250
	United Kingdom — 22.4%
176,145	3i Group Plc	3,516,862
32,143	Aberdeen Asset Management Plc	106,053
32,403	Amec Plc	540,844
59,228	Anglo American Plc	3,631,298
24,500	Antofagasta Plc	349,679
24,992	Arriva Plc	395,505
97,300	Associated British Foods Plc	1,742,200
93,827	AstraZeneca Plc	4,041,747
256,135	Aviva Plc	3,431,374
525,260	BAE Systems Plc	5,207,002
336,850	Barclays Plc	3,379,490
20,479	Barratt Developments Plc	185,687
38,622	BBA Aviation Plc	157,798
44,521	BG Group Plc	1,019,171
203,534	BHP Billiton Plc	6,263,694

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
135,800	BP plc	1,662,490
107,553	British American Tobacco Plc	4,206,968
35,023	Britvic Plc	241,220
71,797	BT Group Plc	389,812
20,708	Burberry Group Plc	234,756
78,177	Capita Group Plc	1,086,222
99,638	Centrica Plc	711,543
14,442	Cookson Group Plc	200,375
119,576	DSG International Plc	236,243
19,874	Eurasian Natural*	253,192
31,813	Firstgroup Plc	516,115
338,819	Glaxosmithkline Plc	8,626,257
277,709	HBOS Plc	4,063,136
44,403	Home Retail Group	289,915
12,162	IMI Plc	95,326
40,277	Imperial Chemical Industries Plc****	534,770
15,905	Imperial Tobacco Group Plc	858,633
244,084	International Power Plc	2,203,437
774,900	ITV plc	1,317,309
55,657	J Sainsbury Plc	471,138
50,500	Kazakhmys Plc	1,378,202
26,166	Kesa Electricals Plc	121,621
48,464	Kingfisher Plc	140,464
50,187	Ladbrokes Plc	322,934
11,405	London Stock Exchange Group Plc	449,288
398,452	Man Group Plc	4,513,073
30,697	Michael Page International Plc	175,984
11,318	National Express Group Plc	279,818
27,542	National Grid Plc	457,241
18,125	Next Plc	585,933
137,056	Northern Foods Plc	256,454
163,302	Old Mutual Plc	544,816
13,177	Provident Financial Plc	218,628
76,230	Punch Taverns Plc	1,160,079
74,642	Reckitt Benckiser Group Plc	4,329,691
106,000	Rio Tinto Plc	11,219,064
759,916	Royal Bank of Scotland Group	6,716,340
26,799	Royal Dutch Shell Plc Class B	1,114,934
178,235	Royal Dutch Shell Plc Class A	7,491,920
111,675	Royal Dutch Shell Plc Class A	4,692,759
18,894	SABMiller Plc	532,563
10,074	Scottish & Southern Energy Plc	328,473
9,493	Smiths News Plc	19,700
102,650	Stagecoach Group Plc	582,355
110,606	Taylor Wimpey Plc	447,500
441,425	Tesco Plc	4,193,599
5,509	The Berkeley Group Holdings Unit*	148,044
39,380	Tomkins Plc	138,554
8,393	Travis Perkins Plc	201,154
146,700	TUI Travel plc*	857,812
166,925	Unilever Plc	6,280,110

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
14,614	United Utilities Plc	219,925
4,384,531	Vodafone Group Plc	16,390,901
21,716	WH Smith Plc	140,923
68,996	WM Morrison Supermarkets Plc	442,246
106,677	Xstrata Plc	7,538,470
	Total United Kingdom	146,798,833
	United States — 0.1%
8,800	Eurasia Drilling Co., Ltd. 144A,*	210,320
4,679	Investcorp Bank BSC, GDR	110,710
	Total United States	321,030
	TOTAL COMMON STOCKS (COST $572,113,764)	625,088,787
	PREFERRED STOCKS — 1.1%
	Brazil — 0.3%
7,160,400	Aes Tiete SA	267,509
14,400	Cia Energetica de Minas Gerais Preferred	262,921
21,368	Cia Vale Do Rio Doce	609,228
13,300	Iochpe Maxion SA	279,450
82,300	Klabin SA	305,620
15,600	Suzano Papel e Celulose SA	254,157
	Total Brazil	1,978,885
	Germany — 0.7%
2,538	Fresenius SE	211,138
1,766	Porsche AG Preferred	3,578,342
5,531	Volkswagen AG	808,660
	Total Germany	4,598,140
	South Korea — 0.1%
2,100	Samsung Electronics Co., Ltd.	960,205
	TOTAL PREFERRED STOCKS (COST $6,142,730)	7,537,230
	WARRANTS — 0.1%
	Luxembourg — 0.1%
425,855	United Microelectronics Corp. Warrants, Expires 01/24/2017 144A,*	372,610
	TOTAL WARRANTS (COST $391,852)	372,610

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.8%
	BANK DEPOSITS — 2.8%
18,734,033	Euro Time Deposit, 2.60%, due 01/02/2008	18,734,033
	TOTAL SHORT-TERM INVESTMENTS (COST $18,734,033)	18,734,033
	TOTAL INVESTMENTS — 99.3% (Cost $597,382,379)	651,732,660
	Other Assets and Liabilities (net) — 0.7%	4,316,163
	TOTAL NET ASSETS — 100.0%	$656,048,824

Notes to Schedule of Investments:

ADR - American Depository Receipt

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

  *  Non-income producing security.

  ****  Securities valued at fair value.

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. This securities may be resold in transasctions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,935,646 or 0.3% of net assets of net assets.

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

A summary of outstanding financial instruments at December 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency		Value	Net Unrealized Appreciation (Depreciation)
	Buys
	2/22/08	CHF	14,656,430	$12,987,131	$(132,795)
	2/22/08	GBP	323,000	642,030	(29,798)
	2/22/08	HKD	4,829,000	620,580	(3,112)
	2/22/08	JPY	1,063,995,002	9,579,803	(134,763)
	2/22/08	NZD	2,424,320	1,854,148	35,714
	2/22/08	SEK	36,247,997	5,610,970	(123,928)
	3/17/08	AUD	15,905,000	13,898,693	45,767
	3/17/08	CAD	3,216,000	3,260,687	50,466
	3/17/08	EUR	24,982,000	36,551,760	555,196
	3/17/08	GBP	9,253,000	18,380,730	(467,358)
	3/17/08	NOK	43,980,000	8,082,262	(5,270)
	3/17/08	NZD	10,323,000	7,873,526	(106,153)
					$(316,034)
	Sales
	2/22/08	AUD	5,184,000	$4,537,691	$34,085
	2/22/08	CAD	1,240,000	1,257,022	14,370
	2/22/08	CHF	545,000	482,850	2,419
	2/22/08	EUR	8,369,663	12,245,389	8,471
	2/22/08	GBP	4,073,143	8,096,140	199,173
	2/22/08	NOK	5,933,100	1,091,052	(534)
	3/17/08	AUD	15,905,000	13,898,616	(352,404)
	3/17/08	CHF	3,633,000	3,223,064	13,673
	3/17/08	EUR	8,182,000	11,971,202	(26,693)
	3/17/08	GBP	9,253,000	18,380,653	81,781
	3/17/08	JPY	3,049,951,000	27,529,829	44,011
	3/17/08	NZD	10,323,000	7,873,449	(171,535)
	3/17/08	SEK	20,141,000	3,117,760	(21,698)
					$(174,881)

Currency Abbreviations

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krona

NZD - New Zealand Dollar

SEK - Swedish Krona

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
	Buys
33	DJ EURO STOXX 50 Index	March 2008	$2,139,784	$25,571
35	MSCI Singapore Index	January 2008	2,068,221	61,880
3	DAX Index	March 2008	893,075	22,852
2	S&P/MIB Index	March 2008	569,059	2,222
70	MSCI EAFI Index	March 2008	7,911,750	192,650
11	SPI 200 Index	March 2008	1,532,812	40,324
16	TOPIX Index	March 2008	2,105,357	(142,104)
				$203,395
	Sales
32	S&P TSE 60 Index	March 2008	$5,276,242	$(168,421)
				$(168,421)

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Banks	10.4
Oil & Gas	9.4
Telecommunications	6.5
Mining	6.4
Pharmaceuticals	5.5
Diversified Financial Services	5.3
Insurance	5.2
Auto Manufacturers	4.4
Chemicals	3.6
Electric	3.6
Electrical Components & Equipment	3.2
Food	3.2
Machinery - Diversified	3.1
Retail	2.4
Distribution & Wholesale	2.3
Iron & Steel	2.1
Miscellaneous - Manufacturing	1.8
Transportation	1.5
Electronics	1.2
Auto Parts & Equipment	1.1
Agriculture	1.0
Engineering & Construction	0.9
Aerospace & Defense	0.9
Internet	0.8
Toys, Games & Hobbies	0.8
Computers	0.8
Household Products & Wares	0.7
Media	0.7
Semiconductors	0.6
Forest Products & Paper	0.5
Cosmetics & Personal Care	0.5
Water	0.5
Coal	0.5
Building Materials	0.5
Oil & Gas Services	0.5
Beverages	0.4
Energy-Alternate Sources	0.4
Airlines	0.4
Leisure Time	0.3
Health Care - Products	0.3
Commercial Services	0.3
Real Estate	0.3
Biotechnology	0.3
Software	0.3
Home Furnishings	0.3
Metal Fabricate & Hardware	0.2
Hand & Machine Tools	0.1
Asset Allocation Fund	0.1
Entertainment	0.1
REITS	0.1
Environmental Control	0.1
Machinery - Construction & Mining	0.1
Apparel	0.0
Shipbuilding	0.0
Home Builders	0.0
Short-Term Investments and Other Assets and Liabilities (net)	3.5
100.0%

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 108.5%
	Asset Backed Securities — 9.0%
41,646	Aames Mortgage Investment Trust, Series 2006-1, Class A1, 4.93%, due 04/25/36†	41,560
1,646,734	Accredited Mortgage Loan Trust, Series 2007-1, Class A1, 4.92%, due 02/25/37†	1,592,997
299,502	ACE Securities Corp., Series 2005-SD3, Class A, 5.27%, due 08/25/45†	283,610
955,057	ACE Securities Corp., Series 2006-NC3, Class A2A, 4.92%, due 12/25/36†	927,652
734,640	Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 4.95%, due 01/25/37†	715,520
109,978	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	100,756
371,253	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 5.17%, due 11/25/34†	350,808
770,852	Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A, 4.93%, due 11/25/36†	746,953
2,000,000	BA Credit Card Trust, Series 2006-A16, Class A16, 4.72%, due 05/15/13	2,025,865
85,028	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 5.25%, due 02/28/44†	83,946
208,032	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 5.22%, due 05/28/44†	205,623
2,588,292	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2, 5.14%, due 09/25/35†	2,571,549
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 5.23%, due 09/25/35†	578,327
174,939	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 5.27%, due 12/25/42†	164,557
1,408,496	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 4.98%, due 10/25/36†	1,383,927
813,928	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 4.94%, due 12/25/36†	797,497
62,702	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, due 07/15/09	62,648
1,450,000	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A4, 5.30%, due 05/15/14†	1,468,280
1,005,969	Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 4.92%, due 01/25/37†	984,408
187,919	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A1, 4.91%, due 05/25/36†	186,289
1,600,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, due 10/15/14	1,640,579
855,509	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3, 5.34%, due 07/15/10	858,924
925,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, due 02/10/11	930,750
2,200,000	Citibank Omni Master TR, 5.65%, due 12/23/13	2,200,000
1,049,233	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 5.07%, due 11/25/45† 144A	958,341
8,341	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, 5.16%, due 06/25/35†	8,042
665,611	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A1, 4.93%, due 03/25/37†	647,858
760,765	Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1, 4.92%, due 05/25/37†	750,189
1,498,412	Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1, 4.97%, due 09/25/37†	1,466,313
1,755,310	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 5.32%, due 02/25/37† 144A	1,574,294
143,942	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 5.27%, due 12/15/35†	137,755
92,138	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 5.26%, due 12/15/35†	88,635
692,173	Daimler Chrysler Auto Trust, Series 2006-A, Class A3, 5.00%, due 05/08/10	693,327
1,275,000	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	1,284,531
169,579	Delta Air Lines, Inc., Series 2000-1, Class A1, 7.38%, due 05/18/10	170,427
300,000	Delta Air Lines, Inc., Series 2000-1, Class A2, 7.57%, due 11/18/10	303,338
4,676	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, 5.27%, due 12/25/32†	4,670

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
216,441	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A1, 4.94%, due 02/25/46†	214,526
1,238,998	Ford Credit Auto Owner Trust, Series 2005-A, Class A4, 3.72%, due 10/15/09	1,232,842
1,600,000	Ford Credit Auto Owner Trust, Series 2006-A, Class A4, 5.07%, due 12/15/10	1,611,639
388,608	Fremont Home Loan Trust, Series 2005-E, Class 2A2, 5.04%, due 01/25/36†	387,918
112,146	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 5.09%, due 10/25/35†	110,896
425,122	GSAA Trust, Series 2006-5, Class 2A1, 4.94%, due 03/25/36†	397,123
348,561	GSAA Trust, Series 2006-9, Class A1, 4.92%, due 06/25/36†	336,746
925,000	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A3, 5.24%, due 01/15/12	929,266
842,260	Home Equity Asset Trust, 4.98%, due 07/25/37†	802,155
583,746	Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, due 10/19/09	583,853
879,069	Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1, 4.93%, due 04/25/37†	860,303
203,101	JP Morgan Mortgage Acquisition Corp., Series 2006-CW1, Class A2, 4.91%, due 07/25/28†	201,592
576,437	JP Morgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 4.94%, due 11/25/36†	566,260
2,005,940	JP Morgan Mortgage Acquisition Corp., Series 2007-CH5, Class A2, 1.00%, due 11/01/29†	1,942,355
1,679,737	Lehman XS Trust, Series 2007-2N, Class 3A1, 4.96%, due 02/25/37†	1,596,876
934,207	Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 4.93%, due 12/25/36†	896,860
925,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, due 07/15/11	931,857
720,081	Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A, 4.92%, due 10/25/36†	688,255
1,135,302	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A2A, 4.92%, due 11/25/36†	1,101,838
365,793	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-1, Class A1, 4.90%, due 07/25/36†	362,393
918,587	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A3, 5.16%, due 02/15/10	920,538
526,539	RAAC Series, Series 2006-RP2, Class A,, 5.12%, due 02/25/37† 144A	483,102
1,480,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF5, 6.20%, due 06/25/37††	1,376,074
653,990	Residential Asset Mortgage Products, Inc., Series 2006-EFC2, Class A1, 4.93%, due 12/25/36†	639,050
871,154	Residential Asset Mortgage Products, Inc., Series 2007-RZ1, Class A1, 4.94%, due 02/25/37†	853,012
326,100	Residential Asset Securities Corp., Series 2006-EMX4, Class A1, 4.83%, due 06/25/36†	321,564
686,540	Residential Asset Securities Corp., Series 2006-EMX6, Class A1, 4.93%, due 07/25/36†	661,852
178,200	Russian Federation, Reg S, 7.50%, due 03/31/30† 144A	204,446
131,815	SACO I, Inc., Series 2005-7, Class A, 5.15%, due 09/25/35†	129,122
1,177,275	SACO I, Inc., Series 2006-5, Class 1A, 5.02%, due 04/25/36†	729,843
516,286	SACO I, Inc., Series 2006-6, Class A, 5.00%, due 06/25/36†	213,517
331,899	Securitized Asset Backed Receivables LLC Trust, Series 2006-FR3, Class A1, 4.92%, due 05/25/36†	328,562
814,585	SLM Student Loan Trust, Series 2006-5, Class A2, 5.07%, due 07/25/17†	814,511
9,050	Structured Asset Investment Loan Trust, Series 2005-10, Class A3, 4.96%, due 12/25/35†	9,049
79,438	Structured Asset Investment Loan Trust, Series 2006-1, Class A1, 4.95%, due 01/25/36†	79,152
80,849	Structured Asset Investment Loan Trust, Series 2006-2, Class A1, 4.93%, due 04/25/36†	80,312

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
76,769	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	70,949
733,827	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 4.98%, due 02/25/36† 144A	262,262
525,000	USAA Auto Owner Trust, Series 2005-3, Class A4, 4.63%, due 05/15/12	525,588
1,125,000	USAA Auto Owner Trust, Series 2006-4, Class A4, 4.98%, due 10/15/12	1,135,160
41,103	World Omni Auto Receivables Trust, Series 2005-A, Class A3, 3.54%, due 06/12/09	41,087
		54,625,050
	Corporate Debt — 21.8%
30,000	AAC Group Holding Corp., Senior Note, 0.00%, due 10/01/12††	25,950
25,000	AES Corp. (The), Senior Note, 9.38%, due 09/15/10	26,375
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	30,375
800,000	AES Corp. (The), Senior Note, 8.00%, due 10/15/17 144A	822,000
150,000	AES Corp. (The), Senior Note, 7.75%, due 10/15/15 144A	153,000
360,000	Aiful Corp., Senior Note, 5.00%, due 08/10/10 144A	353,519
110,000	Ainsworth Lumber Co., Ltd., Senior Note, 6.75%, due 03/15/14	66,825
140,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14	117,600
330,000	Alliant Techsystems, Inc., Senior Subordinated Note, 6.75%, due 04/01/16	331,650
110,000	Allied Waste North America, Inc., Senior Note, 6.88%, due 06/01/17	107,800
395,000	Allied Waste North America, Series B, Senior Note, 5.75%, due 02/15/11	389,075
45,000	Allison Transmission, 11.00%, due 11/01/15 144A	41,175
25,000	Allison Transmission, 11.25%, due 11/01/15 144A	22,188
110,000	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Note, 10.00%, due 06/01/12	116,875
380,000	Amerada Hess Corp., 7.30%, due 08/15/31	428,112
250,000	America Movil SAB de CV, 5.63%, due 11/15/17	245,524
55,000	American Casino & Entertainment Properties LLC, Senior Secured Note, 7.85%, due 02/01/12	56,691
610,000	American Express Co., 6.80%, due 09/01/66†	619,523
150,000	American General Finance Corp., 6.90%, due 12/15/17	150,417
90,000	American International Group, Inc., 5.85%, due 01/16/18	90,760
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	412,723
225,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	213,750
165,000	American Real Estate Partners, LP/ American Real Estate Finance Corp., Senior Note, 7.13%, due 02/15/13	155,925
350,000	American Tower Corp., Senior Note, 7.50%, due 05/01/12	362,250
100,000	American Tower Corp., Senior Note, 7.00%, due 10/15/17 144A	101,000
155,000	American Tower Corp., Senior Note, 7.13%, due 10/15/12	160,037
20,000	Amerigas Partners, LP, Senior Note, 7.25%, due 05/20/15	19,700
625,000	Amgen, Inc., Senior Note, 5.13%, due 11/28/08(a)† 144A	624,409
310,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	349,553
310,000	Anadarko Petroleum Corp., Senior Note, 5.39%, due 09/15/09†	305,326
710,000	Anadarko Petroleum Corp., Senior Note, 6.45%, due 09/15/36	725,398
1,030,000	Apache Corp., 5.25%, due 04/15/13	1,055,469
135,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	137,362
270,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	263,250
21,000	Ashtead Capital, Inc., 9.00%, due 08/15/16 144A	18,690
100,000	Ashtead Holdings Plc, 8.63%, due 08/01/15 144A	88,000

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
425,000	ASIF Global Financing, Senior Note, 3.90%, due 10/22/08 144A	420,181
800,000	AT&T, Inc., Global Note, 6.50%, due 09/01/37	839,356
75,000	Atlantic Marine Corp. Communities LLC, 5.34%, due 12/01/50	68,500
110,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Senior Note, 7.63%, due 05/15/14	105,600
20,000	BAC Capital Trust XIV, 5.63%, due 12/31/49†	17,764
240,000	Ball Corp., Senior Note, 6.88%, due 12/15/12	244,800
60,000	Ball Corp., Senior Note, 6.63%, due 03/15/18	59,700
300,000	Bank of America Corp., 5.38%, due 08/15/11	306,202
850,000	Bank of America Corp., 6.00%, due 09/01/17	870,006
300,000	Bank of America Corp., 7.80%, due 09/15/16	340,581
400,000	Bank of America Corp., Senior Note, 5.63%, due 10/14/16	403,023
2,410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,420,050
50,000	Bank of New York Co. (The), Inc., Senior Note, 3.75%, due 02/15/08	49,972
1,000,000	Barclays Bank Plc, 6.05%, due 12/04/17 144A	1,009,483
120,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	113,400
145,000	Bausch & Lomb, Inc., 9.88%, due 11/01/15 144A	147,537
675,000	Bear Stearns Cos. (The), Inc., 6.95%, due 08/10/12	694,713
700,000	Bear Stearns Cos. (The), Inc., Senior Note, 6.40%, due 10/02/17	677,515
25,000	Belvoir Land LLC, 5.27%, due 12/15/47 144A	22,179
315,000	Berkshire Hathaway Finance Corp., Guaranteed Senior Note, 4.13%, due 01/15/10	316,290
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	28,500
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	21,197
145,000	Bristol-Myers Squibb Co., 5.88%, due 11/15/36	144,588
250,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	221,250
95,000	Case Corp., 7.25%, due 01/15/16	95,475
220,000	Case New Holland, Inc., Senior Note, 6.00%, due 06/01/09	220,000
115,000	CCH I Holdings LLC, Senior Note, 9.92%, due 04/01/14	67,994
70,000	CCH I LLC, Senior Note, 11.00%, due 10/01/15	57,400
75,000	Centerpoint Energy, Inc., Senior Note, Series B, 7.25%, due 09/01/10	79,522
205,000	Century Aluminum Co., Senior Note, 7.50%, due 08/15/14	202,950
120,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 8.00%, due 04/30/12 144A	116,400
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.38%, due 04/30/14 144A	145,875
100,000	Chemtura Corp., 6.88%, due 06/01/16	94,500
55,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	53,350
95,000	Chesapeake Energy Corp., Senior Note, 7.50%, due 09/15/13	97,613
100,000	Chesapeake Energy Corp., Senior Note, 7.50%, due 06/15/14	102,250
405,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	393,862
45,000	Cincinnati Bell, Inc., 7.00%, due 02/15/15	42,750
1,350,000	Citigroup, Inc., 5.30%, due 10/17/12	1,368,997
1,460,000	Citigroup, Inc., 6.13%, due 11/21/17	1,502,473
80,000	Citigroup, Inc., Global Note, 3.63%, due 02/09/09	78,949
490,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	483,073
630,000	Citigroup, Inc., Global Senior Note, 3.50%, due 02/01/08	629,202
60,000	Citizens Communications Co., Senior Note, 7.88%, due 01/15/27	57,450
50,000	Citizens Communications Co., Senior Note, 7.13%, due 03/15/19	47,750
170,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	129,750
90,000	Clear Channel Communications, Inc., 6.25%, due 03/15/11	81,507
925,000	Coca-Cola Co. (The), 5.35%, due 11/15/17	949,512

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
855,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	960,232
870,000	Comcast Corp., 6.50%, due 01/15/15	909,373
65,000	Comcast Corp., 7.05%, due 03/15/33	71,222
270,000	Comcast Corp., 6.50%, due 01/15/17	281,997
300,000	Comcast Corp., 6.95%, due 08/15/37	324,842
110,000	Community Health Systems, Inc., 8.88%, due 07/15/15	112,613
260,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	264,550
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	121,800
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	126,425
125,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	116,875
530,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	607,085
195,000	Constellation Brands, Inc., Senior Note, 7.25%, due 09/01/16	183,787
20,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17 144A	18,600
75,000	Constellation Brands, Inc., Senior Note, 8.38%, due 12/15/14	75,563
110,000	Constellation Brands, Inc., Senior Subordinated Note, 8.13%, due 01/15/12	110,825
165,000	Corrections Corp. of America, Senior Note, 6.25%, due 03/15/13	163,350
1,100,000	Countrywide Home Loans, Inc., 5.63%, due 07/15/09	839,491
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 05/29/49†	170,383
55,000	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, due 11/15/15	56,925
215,000	Crown Americas LLC and Crown Americas Capital Corp., Senior Note, 7.63%, due 11/15/13	220,912
40,000	CSC Holdings, Inc., 7.88%, due 02/15/18	37,600
220,000	CVS Caremark Corp., 9.35%, due 01/10/23 144A	235,400
80,000	CVS Caremark Corp., 6.94%, due 01/10/30 144A	80,464
114,709	CVS Lease Pass Through, 5.88%, due 01/10/28 144A	116,008
88,005	CVS Lease Pass Through, 6.04%, due 12/10/28 144A	84,746
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	416,327
140,000	DaVita, Inc., Senior Note, 6.63%, due 03/15/13	140,000
300,000	Delta Air Lines, Inc., Class A Series 2, 6.82%, due 08/10/22 144A	297,000
190,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	163,400
170,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	172,550
400,000	Depfa ACS Bank, 5.13%, due 03/16/37 144A	396,854
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	310,794
30,000	DI Finance/Dyncorp International, Series B, 9.50%, due 02/15/13	31,388
1,400,000	Diageo Capital Plc, 5.20%, due 01/30/13	1,407,946
235,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note, 8.38%, due 03/15/13	245,575
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	421,446
195,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	196,917
30,000	DRS Technologies, Inc., Senior Note, 6.63%, due 02/01/16	29,775
260,000	DRS Technologies, Inc., Senior Subordinated Note, 6.88%, due 11/01/13	260,000
500,000	Duke Energy Corp., 5.63%, due 11/30/12	519,496
135,000	Dynegy Holdings, Inc., 8.75%, due 02/15/12	137,025
145,000	Dynegy Holdings, Inc., 7.75%, due 06/01/19	134,488
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	20,100
220,000	Echostar DBS Corp., 6.38%, due 10/01/11	217,910
30,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	29,925
25,000	Echostar DBS Corp., Senior Note, 7.13%, due 02/01/16	25,625
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	40,600
300,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13 144A	309,000
140,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19 144A	138,250
50,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27 144A	47,250

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
110,000	Edison Mission Energy, Senior Note, 7.00%, due 05/15/17 144A	108,625
550,000	EDP Finance BV, 6.00%, due 02/02/18 144A	537,433
37,000	El Paso Corp., 7.75%, due 01/15/32	37,743
280,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	283,423
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	482,898
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	223,516
430,000	El Paso Performance Linked Trust, 7.75%, due 07/15/11 144A	443,429
550,000	Electronic Data Systems Corp., 7.13%, due 10/15/09	568,015
1,030,000	Embarq Corp., 6.74%, due 06/01/13	1,066,608
390,000	Energy Future Holdings Corp., 10.88%, due 11/01/17 144A	393,900
2,170,000	Energy Future Holdings Corp., 11.25%, due 11/01/17 144A	2,202,550
200,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	206,699
475,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	522,717
305,000	FMC Finance III SA, Guaranteed Senior Note, 6.88%, due 07/15/17 144A	306,525
840,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	627,900
50,000	Ford Motor Co., Senior Note, 4.25%, due 12/15/36	49,313
360,000	Ford Motor Credit Co., 7.38%, due 10/28/09	338,988
490,000	Ford Motor Credit Co., 8.00%, due 12/15/16	416,837
230,000	Ford Motor Credit Co., Global Note, 7.00%, due 10/01/13	192,355
210,000	Forest Oil Corp., Senior Note, 8.00%, due 12/15/11	219,450
175,000	Foundation PA Coal Co., Guaranteed Senior Note, 7.25%, due 08/01/14	173,687
150,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.25%, due 04/01/15	159,375
220,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	236,500
35,000	Freescale Semiconductor, Inc., Senior Note, 8.88%, due 12/15/14	31,413
3,100	Fresenius Medical Care Capital Trust II, 7.88%, due 02/01/08	31,078
240,000	Frontier Oil Corp., Senior Note, 6.63%, due 10/01/11	240,000
220,000	Gaz Capital SA, 6.21%, due 11/22/16 144A	211,618
290,000	Gaz Capital SA for Gazprom, 6.51%, due 03/07/22	276,428
3,200,000	General Electric Capital Corp., 5.25%, due 10/19/12	3,276,214
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	889,557
1,040,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,053,516
690,000	General Electric Capital Corp., (MTN), Series G, 6.15%, due 08/07/37	735,650
80,000	General Motors Acceptance Corp., Global Note, 5.13%, due 05/09/08	79,123
100,000	General Motors Acceptance Corp., Senior Note, 5.85%, due 01/14/09	95,657
1,300,000	General Motors Acceptance Corp., Senior Note, 5.63%, due 05/15/09	1,226,894
630,000	General Motors Corp., 8.38%, due 07/15/33	510,300
100,000	General Motors Corp., Senior Note, 8.25%, due 07/15/23	80,000
30,000	Georgia Gulf Corp., Senior Note, 9.50%, due 10/15/14	24,075
300,000	Georgia-Pacific Corp., 8.13%, due 05/15/11	306,000
710,000	Glen Meadow Pass-Through Trust, 6.51%, due 02/12/67† 144A	657,531
150,000	Glitnir Banki HF, 6.33%, due 07/28/11 144A	146,756
290,000	Glitnir Banki HF, 6.38%, due 09/25/12 144A	284,766
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16† 144A	322,608
1,100,000	GMAC LLC, Global Note, 7.75%, due 01/19/10	1,026,568
2,380,000	GMAC LLC, Global Note, 6.88%, due 09/15/11	2,037,661
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49†	26,735
875,000	Goldman Sachs Group (The), Inc., 5.45%, due 11/01/12	892,968
625,000	Goldman Sachs Group (The), Inc., 6.75%, due 10/01/37	614,296
330,000	Goldman Sachs Group LP, Senior Note, 4.50%, due 06/15/10	329,103
1,010,000	Goldman Sachs Group, Inc., Global Note, 5.25%, due 10/15/13	1,011,593
60,000	Graham Packaging Co., Inc., Senior Note, 8.50%, due 10/15/12	56,400

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
30,000	Graham Packaging Co., Inc., Senior Subordinated Note, 9.88%, due 10/15/14	27,750
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	15,225
115,000	Harrah's Operating Co., Inc., 5.50%, due 02/08/08† 144A	115,062
195,000	Harrah's Operating Co., Inc., Guaranteed Senior Note, 6.50%, due 06/01/16	145,491
350,000	Hartford Life Global Funding Trusts, (MTN), 5.16%, due 09/15/09†	349,687
110,000	HBOS Capital Funding, LP, 6.07%, due 06/30/49† 144A	103,061
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	102,107
20,000	HCA, Inc., 5.75%, due 03/15/14	16,700
472,000	HCA, Inc., 6.50%, due 02/15/16	401,200
9,000	HCA, Inc.,, 6.25%, due 02/15/13	7,920
20,000	HCA, Inc., Senior Note, 9.13%, due 11/15/14 144A	20,850
180,000	HCA, Inc., Senior Note, 9.25%, due 11/15/16 144A	189,450
64,000	HCA, Inc., Senior Note, (PIK), 9.63%, due 11/15/16 144A	67,840
80,000	Helix Energy Solutions Group, Inc., 9.50%, due 01/15/16 144A	81,800
200,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	203,750
30,000	Hertz Corp., Senior Subordinated Note, 10.50%, due 01/01/16	31,200
600,000	Hess Corp., 6.65%, due 08/15/11	633,770
185,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	182,225
85,000	Hexion US Finance Corp. Hexion Nova Scotia Finance ULC, 9.75%, due 11/15/14	92,225
110,000	Hilcorp Energy I LP/Hilcorp Finance Co., 9.00%, due 06/01/16 144A	114,400
295,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	281,725
430,000	HSBC Finance Corp., 4.63%, due 09/15/10	427,976
220,000	HSBC Finance Corp., Global Note, 4.63%, due 01/15/08	219,966
295,000	Huntsman LLC, Senior Note, 11.50%, due 07/15/12	323,025
330,000	ICICI Bank, Ltd., Reg S, 6.38%, due 04/30/22 144A	295,804
248,000	ICICI Bank, Ltd., Subordinated Note, 6.38%, due 04/30/22† 144A	224,874
200,000	Idearc, Inc., Senior Note, 8.00%, due 11/15/16	184,500
245,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	239,487
100,000	Innophos, Inc., 8.88%, due 08/15/14†	100,000
25,000	Intelsat Corp., Senior Note, 9.00%, due 06/15/16	25,313
165,000	Interface, Inc., Senior Note, 10.38%, due 02/01/10	173,662
360,000	Intergas Finance BV, 6.38%, due 05/14/17 144A	324,000
140,000	Intergas Finance BV, Reg S, 6.38%, due 05/14/17	124,775
115,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	121,613
725,000	International Business Machines Corp., 5.70%, due 09/14/17	750,871
135,000	Invista, 9.25%, due 05/01/12 144A	140,400
325,000	Iron Mountain, Inc., Senior Subordinated Note, 7.75%, due 01/15/15	332,312
85,000	Isle of Capri Casinos, Inc., 7.00%, due 03/01/14	70,125
47,000	Ispat Inland ULC, Senior Secured Note, 9.75%, due 04/01/14	50,938
137,000	Itron, Inc., Senior Subordinated Note, 7.75%, due 05/15/12	135,630
3,050,000	JPMorgan Chase & Co., 5.38%, due 10/01/12	3,107,483
1,075,000	JPMorgan Chase & Co., 6.00%, due 01/15/18	1,095,737
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	994,987
75,000	JPMorgan Chase & Co., Guaranteed Senior Note, 3.63%, due 05/01/08	74,585
210,000	JPMorgan Chase & Co., Senior Note, 5.60%, due 06/01/11	216,868
775,000	JPMorgan Chase Bank NA, 6.00%, due 10/01/17	789,637
600,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	608,666
100,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	70,500
130,000	KAR Holdings, Inc., Senior Subordinated Note, 10.00%, due 05/01/15 144A	116,675
100,000	Kaupthing Bank Hf, 7.13%, due 05/19/16 144A	91,815
310,000	Kaupthing Bank Hf, Senior Note, 5.94%, due 04/12/11† 144A	302,623

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
590,000	Kerr-McGee Corp., 7.88%, due 09/15/31	705,560
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	41,992
120,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	126,347
30,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	32,097
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	58,284
470,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	470,787
90,000	Koppers Holdings, Inc., Senior Note, Step-Up, 0.00%, due 11/15/14††	76,050
130,000	Koppers, Inc., Senior Secured Note, 9.88%, due 10/15/13	137,475
560,000	Kraft Foods, Inc., 6.50%, due 08/11/17	580,378
875,000	Kraft Foods, Inc., 6.13%, due 02/01/18	883,334
300,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	297,000
50,000	Lamar Media Corp., Senior Subordinated Note, 7.25%, due 01/01/13	50,250
300,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	293,250
5,000	Lamar Media Corp., Senior Subordinated Note, Series B, 6.63%, due 08/15/15	4,888
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11 144A	286,042
470,000	Lehman Brothers Holdings Capital Trust V, (MTN), 5.86%, due 11/29/49†	419,280
1,120,000	Lehman Brothers Holdings, Inc., Series I, 6.75%, due 12/28/17	1,156,474
275,000	Lehman Brothers Holdings, Inc., (MTN), 6.69%, due 09/15/22†	272,038
905,000	Lehman Brothers Holdings, Inc., (MTN), 6.20%, due 09/26/14	922,972
830,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17	841,324
1,500,000	Lehman Brothers Holdings, Inc., Subordinated Note, (MTN), 6.00%, due 07/19/12	1,528,857
85,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	77,350
700,000	Liberty Media Corp., Senior Note, 7.88%, due 07/15/09	714,168
140,000	Mandalay Resort Group, 9.38%, due 02/15/10	145,600
135,000	Massey Energy Co., 6.88%, due 12/15/13	127,913
50,000	MassMutual Global Funding II, 2.55%, due 07/15/08 144A	49,424
350,000	Merna Reinsurance, Ltd., Note, Series B, 6.98%, due 06/30/12 144A†	346,202
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	24,767
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	514,838
70,000	MetroPCS Wireless, Inc., 9.25%, due 11/01/14	66,150
300,000	MGM Mirage, Senior Note, 6.00%, due 10/01/09	300,000
165,000	MGM Mirage, Senior Note, 7.63%, due 01/15/17	163,762
85,000	MGM Mirage, Senior Subordinated Note, 8.38%, due 02/01/11	87,338
150,000	Midamerican Energy Holdings Co., 6.50%, due 09/15/37	157,170
225,000	Midamerican Energy Holdings Co., Senior Note, 5.95%, due 05/15/37	218,988
200,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	196,500
940,000	Monumental Global Funding, Ltd., (MTN), 5.21%, due 06/16/10†	878,900
900,000	Morgan Stanley, Series F, 5.75%, due 08/31/12	919,616
930,000	Morgan Stanley, 5.63%, due 01/09/12	946,882
1,075,000	Morgan Stanley, 5.49%, due 01/09/12†	1,039,806
1,100,000	Morgan Stanley, (MTN), 6.25%, due 08/28/17	1,120,277
130,000	Morgan Stanley, (MTN), 5.66%, due 10/18/16†	121,500
750,000	Morgan Stanley, (MTN), Series E, 5.45%, due 01/09/17	728,827
110,000	Morgan Stanley, (MTN), 5.55%, due 04/27/17	107,461
50,000	Mosaic Co. (The), 7.88%, due 12/01/16† 144A	54,250
200,000	Mosaic Global Holdings, Inc., Senior Note, 7.63%, due 12/01/14 144A	215,000
150,000	Mueller Water Products, Inc., 7.38%, due 06/01/17	134,813
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/29/49†	94,082
190,000	Nalco Co., Senior Note, 7.75%, due 11/15/11	193,325
130,000	Nationwide Building Society, 4.25%, due 02/01/10 144A	129,946
155,000	Neiman-Marcus Group, Inc., (PIK), 9.00%, due 10/15/15	160,619

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
30,000	NewPage Corp., 10.00%, due 05/01/12 144A	30,300
30,000	News America, Inc., 6.65%, due 11/15/37 144A	31,046
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	53,880
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	66,600
100,000	Nortek, Inc., Senior Subordinated Note, 8.50%, due 09/01/14	80,500
215,000	Novelis, Inc., Senior Note, 7.25%, due 02/15/15	203,175
255,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	249,262
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	39,100
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	97,750
10,000	NXP BV / NXP Funding LLC, Senior Secured Note, 7.88%, due 10/15/14	9,550
175,000	Offshore Logistics, Inc., Senior Note, 6.13%, due 06/15/13	168,875
70,000	OPTI Canada, Inc., Guaranteed Senior Note, 7.88%, due 12/15/14 144A	68,775
75,000	OPTI Canada, Inc., Senior Note, 8.25%, due 12/15/14 144A	74,625
240,000	Owens Brockway Glass Container, Inc., Senior Secured Note, 6.75%, due 12/01/14	240,000
45,000	Oxford Industries, Inc., Senior Note, 8.88%, due 06/01/11	45,000
10,000	Pacific Energy Partners, LP / Pacific Energy Finance Corp., Senior Note, 7.13%, due 06/15/14	10,416
720,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	721,153
10,000	Pacific Gas & Electric Co., 5.63%, due 11/30/17	10,049
30,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	30,300
216,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	228,751
480,000	Petrobras International Finance Co., 6.13%, due 10/06/16	492,000
130,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 6.75%, due 05/01/14 144A	121,713
60,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 7.00%, due 05/01/17 144A	55,200
120,000	PHI, Inc., 7.13%, due 04/15/13	115,800
125,000	Phillips-Van Heusen, Senior Note, 8.13%, due 05/01/13	128,750
140,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15 144A	127,750
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	30,975
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	20,050
100,000	Qwest Corp., 8.88%, due 03/15/12	107,500
45,000	Qwest Corp., 7.50%, due 10/01/14	45,900
100,000	Qwest Corp., 6.88%, due 09/15/33	92,750
55,000	Qwest Corp., Senior Note, 6.50%, due 06/01/17 144A	52,938
250,000	Range Resources Corp., Senior Subordinated Note, 7.38%, due 07/15/13	255,000
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14	75,375
180,000	RBS Global, Inc. and Rexnord Corp., Senior Note, 9.50%, due 08/01/14	179,100
310,000	Realogy Corp., Senior Subordinated Note, 12.38%, due 04/15/15 144A	196,075
199,000	Regency Energy Partners, LP/Regency Energy Finance Corp., Senior Note, 8.38%, due 12/15/13	205,965
40,000	Residential Capital Corp., 7.81%, due 04/17/09†	28,600
1,080,000	Residential Capital Corp., Senior Note, 7.50%, due 02/22/11	677,700
330,000	Residential Capital Corp., Subordinated Note, 8.54%, due 04/17/09† 144A	164,175
100,000	Residential Capital LLC, 7.62%, due 05/22/09†	71,500
70,000	Residential Capital LLC, 8.00%, due 06/01/12	43,400
280,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49† 144A	278,221
115,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	117,705
60,000	RH Donnelley Corp., Series A, 8.88%, due 10/15/17 144A	55,800
105,000	River Rock Entertainment Authority, Senior Note, 9.75%, due 11/01/11	110,250
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	41,093
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	60,232
300,000	Rogers Wireless, Inc., Senior Subordinated Note, 8.00%, due 12/15/12	313,310

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
240,000	Royal Bank of Scotland Group Plc, 6.99%, due 10/29/49† 144A	239,696
100,000	Royal Bank of Scotland Group Plc, Series U, 1.00%, due 03/31/43†	102,985
310,000	Royal KPN NV, 8.00%, due 10/01/10	332,669
550,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	522,500
120,000	SemGroup, LP, Senior Note, 8.75%, due 11/15/15 144A	114,600
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	101,750
20,000	Service Corp. International/US, Senior Note, 6.75%, due 04/01/16	19,350
10,000	Service Corp. International/US, Senior Note, 7.63%, due 10/01/18	10,100
410,000	Shinsei Finance Cayman, Ltd., 6.42%, due 01/29/49† 144A	348,628
500,000	Sigma Finance, Inc., 8.50%, due 08/11/16† 144A	472,540
10,000	SLM Corp., 5.00%, due 04/15/15	8,541
75,000	SLM Corp., 5.63%, due 08/01/33	58,142
690,000	SLM Corp., 5.38%, due 05/15/14	614,261
335,000	SLM Corp., (MTN), 5.00%, due 10/01/13	293,984
225,000	SLM Corp., (MTN), 5.38%, due 01/27/14†	192,590
160,000	Smithfield Foods, Inc., Senior Note, 7.00%, due 08/01/11	158,400
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	90,418
10,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	9,953
75,000	SPX Corp., 7.63%, due 12/15/14 144A	76,594
105,000	Standard-Pacific Corp., Senior Subordinated Note, 9.25%, due 04/15/12**	50,925
135,000	Station Casinos, Inc., 7.75%, due 08/15/16	122,513
130,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12	116,350
55,000	Steel Dynamics, Inc., 7.38%, due 11/01/12 144A	55,550
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15 144A	97,000
70,000	Suburban Propane Partners, 6.88%, due 12/15/13	68,250
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	14,681
256,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	261,760
70,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	71,925
500,000	SunTrust Banks, Inc., 6.10%, due 12/15/36†	417,377
95,000	SunTrust Banks, Inc., Senior Note, 4.00%, due 10/15/08	94,404
590,000	SunTrust Preferred Capital I, 5.85%, due 12/31/49†	521,117
1,910,000	Svensk Exportkredit AB, Global Note, (MTN), Series G, 4.88%, due 09/29/11	1,956,421
110,000	Swift Energy Co., 7.63%, due 07/15/11	111,100
80,000	Targa Resources, Inc., 8.50%, due 11/01/13 144A	77,600
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	11,649
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	229,355
35,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.00%, due 09/30/34	34,146
520,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	507,404
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	79,056
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 7.05%, due 06/20/36	84,108
40,000	Tenet Healthcare Corp., Senior Note, 9.88%, due 07/01/14	38,300
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	21,612
40,000	Terex Corp., 8.00%, due 11/15/17	40,700
300,000	Terex Corp., Senior Subordinated Note, 7.38%, due 01/15/14	305,250
400,000	Tesoro Corp., Senior Note, 6.25%, due 11/01/12	402,000
135,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	132,975
50,000	TIAA Global Markets, Inc., 3.88%, due 01/22/08 144A	49,993
350,000	Time Warner Cable, Inc., 6.55%, due 05/01/37	358,418
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	743,148
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	97,842
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	289,951

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
160,000	Time Warner, Inc., 6.50%, due 11/15/36	156,179
230,000	Time Warner, Inc., 6.88%, due 05/01/12	242,418
40,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	38,650
410,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	398,212
280,000	TNK-BP Finance SA, 7.88%, due 03/13/18 144A	277,900
100,000	TNK-BP Finance SA, 6.63%, due 03/20/17	91,500
316,000	TNK-BP Finance SA, Reg S, 7.50%, due 07/18/16	307,291
330,000	TNK-BP Finance, Reg S, 6.63%, due 03/20/17	301,950
200,000	Transocean, Inc., 6.80%, due 03/15/38	204,730
810,000	Travelers Cos. (The), Inc., Subordinated Note, 6.25%, due 03/15/37†	760,903
560,000	TuranAlem Finance BV, 8.25%, due 01/22/37 144A	480,200
460,000	TuranAlem Finance, Guaranteed Note, (MTN), 8.25%, due 01/22/37 144A	393,300
160,000	TXU Corp., Series O, 6.50%, due 11/15/24	117,506
190,000	TXU Corp., Senior Note, Series P, 5.55%, due 11/15/14	152,605
665,000	TXU Corp., Senior Note, Series R, 6.55%, due 11/15/34	484,591
30,000	Tyco International Group SA, 6.13%, due 11/01/08	30,264
1,050,000	Tyco International Group SA, 6.00%, due 11/15/13	1,080,558
10,000	Tyco International Group SA, Guaranteed Note, 6.13%, due 01/15/09	10,127
50,000	Tyco International Group SA, Guaranteed Note, 6.88%, due 01/15/29	50,780
80,000	Tyco International Group SA, Guaranteed Note, 6.75%, due 02/15/11	83,966
90,000	Tyco International Group SA, Senior Note, 6.38%, due 10/15/11	93,218
1,380,000	UBS AG/Stamford Branch, 5.88%, due 12/20/17	1,392,322
125,000	US Concrete, Inc., Senior Subordinated Note, 8.38%, due 04/01/14	110,000
750,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	762,458
65,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 6.75%, due 06/01/10	65,813
45,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 6.75%, due 04/01/17	44,775
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	298,405
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	87,031
125,000	Visteon Corp., 8.25%, due 08/01/10	111,250
105,000	Vodafone Group Plc, 7.75%, due 02/15/10	110,817
250,000	Vodafone Group Plc, 6.15%, due 02/27/37	247,733
1,325,000	Wachovia Bank NA/Charlotte NC, 6.60%, due 01/15/38	1,336,004
360,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42†	321,904
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	626,609
30,000	WellPoint, Inc., 5.88%, due 06/15/17	30,258
25,000	WellPoint, Inc., 5.95%, due 12/15/34	23,609
265,000	Wells Fargo & Co., 4.63%, due 08/09/10	265,366
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	132,756
55,000	Wells Fargo & Co., (MTN), Series J, 4.20%, due 01/15/10	54,679
65,000	Wells Fargo & Co., Senior Note, 4.88%, due 01/12/11	65,920
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	327,728
30,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	28,500
440,000	Weyerhaeuser Co., 6.75%, due 03/15/12	462,482
590,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	637,200
150,000	Williams Cos., Inc., 8.13%, due 03/15/12	164,062
155,000	Williams Partners LP/Williams Partners Finance Corp., Senior Note, 7.50%, due 06/15/11	162,750
95,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	100,225
75,000	Wyeth, 6.00%, due 02/15/36	75,248
510,000	Wyeth, 5.95%, due 04/01/37	513,123
400,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	395,000
290,000	XTO Energy, Inc., 5.65%, due 04/01/16	292,537

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
205,000	XTO Energy, Inc., 6.25%, due 08/01/17	215,457
380,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	415,778
160,000	XTO Energy, Inc., Senior Note, 6.75%, due 08/01/37	172,192
		132,402,762
	Mortgage Backed Securities — 69.5%
375,366	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45†	374,633
151,416	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 5.16%, due 11/25/45†	144,050
750,000	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, due 11/15/31†	775,531
1,701,938	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, due 04/15/36	1,776,802
1,420,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A3, 6.09%, due 06/11/35	1,440,409
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	734,591
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	234,614
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45†	207,290
1,655,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.18%, due 09/10/47†	1,650,707
910,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4, 5.36%, due 10/10/45	913,803
1,500,000	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.66%, due 06/10/49†	1,536,489
263,302	Banc of America Funding Corp., Series 2005-E, Class 8A1, 5.79%, due 06/20/35†	262,604
610,652	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.46%, due 02/25/35†	604,476
1,425,678	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 4.97%, due 02/25/47†	1,391,139
203,274	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 3.99%, due 07/25/34†	200,980
160,000	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32†	169,111
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	59,475
425,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PWR11, Class AJ, 5.46%, due 03/11/39†	406,827
1,820,718	Bear Stearns Mortgage Funding Trust, 5.03%, due 12/25/36†	1,730,614
2,107,145	Bear Stearns Structured Products, Inc., Series 2007-R10, Class A1,, 5.14%, due 09/26/37† 144A	2,091,026
2,272,352	Bear Stearns Structured Products, Inc., Series 2007-R11, Class A1A,, 6.02%, due 09/27/37† 144A	2,226,632
1,037,860	Capco America Securitization Corp., Series 1998-D7, Class A1B, 6.26%, due 10/15/30	1,043,017
2,110,733	Citigroup Mortgage Loan Trust, Inc., 5.77%, due 03/25/37	2,129,483
573,692	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.90%, due 12/25/35†	553,385
675,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, due 11/15/44†	697,525

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
1,350,000	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.82%, due 12/10/49†	1,401,759
1,668,444	Countrywide Alternative Loan Trust, 6.00%, due 10/25/37	1,662,963
41,195	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 5.32%, due 09/25/34†	40,579
1,159,224	Countrywide Alternative Loan Trust, Series 2005-30CB, Class 1A2, 5.25%, due 08/25/35	1,144,454
576,645	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	576,036
174,002	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 5.07%, due 11/20/35†	162,893
171,167	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 5.13%, due 12/25/35†	161,626
131,212	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 5.14%, due 11/25/35†	123,457
661,901	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 4.96%, due 11/25/36†	651,027
1,165,050	Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 4.97%, due 01/25/37†	1,151,379
1,068,345	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A1A, 4.96%, due 11/25/36†	1,045,746
1,872,897	Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1, 5.12%, due 06/25/37†	1,765,725
342,600	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 5.14%, due 02/25/35†	336,024
158,640	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 5.16%, due 04/25/35†	150,138
149,074	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 5.17%, due 05/25/35†	140,760
682,075	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-16, Class A1, 6.50%, due 10/25/37	692,348
178,990	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, AF, 5.27%, due 09/25/35† 144A	173,930
257,501	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, 4.96%, due 04/25/36†	256,993
1,425,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.54%, due 01/15/49	1,443,226
1,350,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class AM, 5.72%, due 06/15/39†	1,356,145
444,760	CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A1B, 6.48%, due 05/17/40	445,681
320,000	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	320,703
860,000	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, due 05/15/38†	821,803
945,000	CW Capital Cobalt, Ltd., Series 2007-C3, Class A4, 5.82%, due 05/15/46†	980,467
1,842	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B, 6.41%, due 02/18/31†	1,838
120,892	DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B, 6.24%, due 11/12/31	121,511

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
780,000	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31†	785,440
350,372	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32†	360,260
604,446	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.34%, due 10/10/32	626,969
72,611	FHLMC, 5.50%, due 05/01/35	72,501
143,348	FHLMC, 4.50%, due 08/01/20	140,941
236,995	FHLMC, 4.50%, due 05/01/18	233,324
79,894	FHLMC, 5.50%, due 10/01/35	79,772
344,624	FHLMC, 5.00%, due 05/01/36	336,381
96,769	FHLMC, 4.50%, due 05/01/36	91,555
4,950,327	FHLMC, 5.50%, due 05/01/37	4,940,882
867,775	FHLMC, 4.50%, due 04/01/35	822,115
1,282,280	FHLMC, 5.50%, due 12/01/36	1,279,995
145,619	FHLMC, 4.50%, due 03/01/20	143,145
67,355	FHLMC, 5.00%, due 07/01/20	67,432
127,014	FHLMC, 5.00%, due 08/01/20	127,159
180,000	FHLMC, Series 2531, Class HN, 5.00%, due 12/15/17	180,228
62,394	FHLMC, Series 2630, Class FJ, 5.38%, due 06/15/18†	62,515
1,198,575	FHLMC, Series 3020, Class MA, 5.50%, due 04/15/27	1,210,336
868,391	FHLMC, Series 3137, Class XP, 6.00%, due 04/15/36	896,165
663,079	FHLMC, Series 3138, Class PA, 5.50%, due 02/15/27	670,996
858,243	FHLMC, Series 3153, Class NB, 5.50%, due 02/15/27	870,591
516,598	FHLMC, Series 3165, Class NA, 5.50%, due 02/15/26	523,150
983,001	FHLMC, Series 3210, Class PA, 6.00%, due 03/15/29	998,436
1,295,875	FHLMC, Series 3242, Class QA, 5.50%, due 03/15/30	1,315,306
587,865	FHLMC Gold Pool, 5.50%, due 11/01/35	586,971
1,200,000	FHLMC Gold Pool, 4.50%, due 01/01/23	1,180,500
1,100,000	FHLMC Gold Pool, 5.00%, due 02/01/38	1,101,203
8,400,000	FHLMC Gold Pool, 6.00%, due 02/01/38	8,516,810
3,800,000	FHLMC Gold Pool, 5.50%, due 12/01/37	3,792,750
2,400,000	FHLMC Gold Pool, 6.00%, due 12/01/37	2,436,216
6,200,000	FHLMC Gold Pool, 6.00%, due 12/01/37†	6,293,559
2,100,000	FHLMC Gold Pool, 5.50%, due 12/01/37	2,096,258
996,713	FHLMC Gold Pool, 6.00%, due 10/01/37	1,011,753
3,600,000	FHLMC Gold Pool, 5.00%, due 01/01/38	3,512,812
12,700,000	FHLMC Gold Pool, 5.50%, due 01/01/38	12,674,206
3,000,000	FHLMC Gold Pool, 6.00%, due 01/01/38	3,044,532
1,505,665	FHLMC Gold Pool, 5.44%, due 05/01/36	1,514,648
188,710	FHLMC Non Gold Pool, 5.96%, due 05/01/37†	192,241
283,488	FHLMC Non Gold Pool, 6.49%, due 09/01/36†	292,141
884,073	First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class IA5, 6.00%, due 05/25/36	888,804
409,090	First Union - Chase Commercial Mortgage, Series 1999-C2, Class A-2, 6.65%, due 06/15/31	415,015
2,565,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, due 01/12/43	2,701,029
2,949,042	FNMA, 6.00%, due 08/01/37	2,995,387
200,131	FNMA, 6.00%, due 10/01/37	203,277
531,085	FNMA, 6.50%, due 10/01/37	546,004

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
1,795,222	FNMA, 6.00%, due 11/01/37	1,823,435
2,289,146	FNMA, 5.00%, due 07/01/35	2,235,188
700,099	FNMA, 5.00%, due 07/01/35	683,597
7,557,735	FNMA, 5.00%, due 07/01/35	7,379,592
135,851	FNMA, 5.00%, due 07/01/35	132,649
44,833	FNMA, 5.00%, due 12/01/35	43,776
852,685	FNMA, 4.50%, due 09/01/20	838,682
195,220	FNMA, 6.00%, due 11/01/21	199,932
1,518,155	FNMA, 5.00%, due 12/01/35	1,482,370
72,677	FNMA, 6.00%, due 10/01/35	73,856
372,011	FNMA, 5.50%, due 03/01/21	376,939
310,000	FNMA, 6.00%, due 05/15/11	332,917
565,000	FNMA, 4.00%, due 01/26/09	565,359
97,998	FNMA, 5.50%, due 12/01/32	98,188
172,025	FNMA, 5.00%, due 12/01/35	167,970
257,563	FNMA, 5.50%, due 04/01/36	254,778
107,131	FNMA, 5.00%, due 01/01/18	107,406
980,987	FNMA, 5.50%, due 07/01/33	981,868
5,823,539	FNMA, 5.50%, due 01/01/37	5,818,158
1,726,820	FNMA, 6.00%, due 05/01/36	1,754,190
151,732	FNMA, 6.00%, due 08/01/36	154,137
2,956,379	FNMA, 5.50%, due 08/01/37	2,957,005
992,497	FNMA, 5.50%, due 08/01/37	992,047
790,503	FNMA, 6.50%, due 06/01/36	812,795
721,923	FNMA, 6.00%, due 08/01/36	733,365
41,497	FNMA, 4.50%, due 08/01/20	40,826
895,209	FNMA, 6.00%, due 11/01/36	909,398
1,969,388	FNMA, 6.00%, due 07/01/37	2,000,337
925,471	FNMA, 6.50%, due 09/01/36	951,569
93,393	FNMA, 6.00%, due 09/01/36	94,873
76,673	FNMA, 5.50%, due 05/25/27	77,202
869,254	FNMA, 5.50%, due 04/01/36	868,450
68,305	FNMA, 6.50%, due 04/01/36	70,231
1,197,319	FNMA, 5.50%, due 03/01/36	1,196,213
1,094,122	FNMA, 6.00%, due 09/01/36	1,111,464
132,142	FNMA, 6.00%, due 09/01/36	134,237
500,000	FNMA, 4.50%, due 01/01/23	492,187
4,000,000	FNMA, 5.00%, due 01/01/23	4,004,376
241,649	FNMA, 6.00%, due 02/01/34	245,913
329,477	FNMA, 5.50%, due 02/01/34	329,773
277,236	FNMA, 6.00%, due 08/01/34	282,128
63,412	FNMA, 5.50%, due 09/01/19	64,310
1,058,229	FNMA, 5.50%, due 11/01/34	1,058,453
946,698	FNMA, 5.50%, due 02/01/35	948,532
478,589	FNMA, 5.50%, due 10/01/18	485,776
791,213	FNMA, 5.50%, due 06/01/20	803,095
1,193,502	FNMA, 6.00%, due 06/01/37	1,212,258
1,996,388	FNMA, 6.00%, due 08/01/37	2,027,761
3,977,928	FNMA, 6.00%, due 08/01/37	4,040,442
421,170	FNMA, 6.00%, due 08/01/37	427,788
351,473	FNMA, 6.00%, due 01/01/37	357,044

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
29,600,000	FNMA, 6.50%, due 01/01/38	30,427,882
295,159	FNMA, 6.00%, due 08/01/37	299,798
36,500,000	FNMA, 5.00%, due 01/01/38	35,578,887
700,000	FNMA, 5.00%, due 12/31/37	686,547
7,900,000	FNMA, 5.50%, due 01/01/23	8,002,455
26,300,000	FNMA, 5.50%, due 01/01/38	26,271,228
10,000,000	FNMA, 6.00%, due 12/31/37	10,176,560
820,242	FNMA, 5.00%, due 11/01/35	800,908
7,737,876	FNMA, 5.00%, due 03/01/36	7,555,486
1,013,495	FNMA, 5.50%, due 12/01/35	1,013,710
4,015,711	FNMA, 5.00%, due 03/01/21	4,020,279
799,453	FNMA, 5.50%, due 06/01/20	811,460
2,339,661	FNMA, 6.00%, due 10/01/36	2,376,745
567,813	FNMA, 5.50%, due 12/01/18	576,341
835,829	FNMA, 4.00%, due 06/01/19	801,978
85,944	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	82,221
147,922	FNMA, Series 2005-80, Class PB, 5.50%, due 04/25/30	149,733
664,245	FNMA, Series 2006-46, Class UE, 5.50%, due 10/25/30	672,625
645,021	FNMA, Series 2006-63, Class QB, 5.50%, due 09/25/27	652,502
628,062	FNMA, Series 2006-65, Class HA, 5.50%, due 02/25/29	636,266
635,029	FNMA, Series 2006-65, Class TA, 5.50%, due 01/25/30	643,687
16,600,000	FNMA TBA, 6.00%, due 01/01/38	16,856,785
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	760,591
1,025,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, due 12/10/49	1,038,580
1,914,428	GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class A2, 6.42%, due 05/15/35	1,919,820
739,207	GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-2, 6.18%, due 05/15/33†	744,837
406,593	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33†	426,413
138,062	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33†	145,645
140,000	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	147,900
100,000	GNMA, 5.50%, due 01/01/38	100,734
298,216	GNMA, 5.00%, due 04/15/35	293,990
531,049	GNMA, 5.00%, due 08/15/33	523,524
429,013	GNMA, 5.00%, due 05/15/34	422,948
329,787	GNMA, 5.00%, due 09/15/35	325,114
569,443	GNMA, 5.00%, due 06/15/35	561,374
47,267	GNMA, 5.00%, due 12/15/34	46,599
1,272,310	GNMA, 5.50%, due 02/15/35	1,282,196
267,942	GNMA, 5.00%, due 04/15/35	264,145
286,945	GNMA, 5.00%, due 11/15/35	282,879
409,817	GNMA, 5.00%, due 09/15/35	404,010
3,300,000	GNMA, 6.50%, due 01/01/38	3,407,765
273,861	GNMA, 5.00%, due 12/15/35	269,981
3,600,000	GNMA, 6.50%, due 01/01/38	3,718,687
5,700,000	GNMA, 6.00%, due 01/01/38	5,813,109

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
204,363	GNMA, Series 2004-65, Class VA, 6.00%, due 06/20/15	210,070
1,031,940	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 4.95%, due 03/25/37†	998,456
1,797,964	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 5.00%, due 04/25/47†	1,684,590
1,200,000	GS Mortgage Securities Corp. II, 4.61%, due 07/10/39	1,172,128
564,220	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3, 6.14%, due 10/18/30	564,826
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	216,010
344,522	GSAMP Trust, Series 2006-S4, Class A1, 4.96%, due 05/25/36†	278,076
468,408	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.84%, due 06/25/34	455,100
609,599	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.25%, due 11/25/35	589,362
108,407	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 5.28%, due 11/19/35†	101,557
144,976	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 5.29%, due 06/20/35†	139,567
1,342,042	Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, 5.14%, due 12/19/36†	1,266,658
2,202,200	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 5.15%, due 11/19/46†	2,028,842
1,977,974	Harborview Mortgage Loan Trust, Series 2007-3, Class 2A1A, 5.17%, due 05/19/47†	1,911,514
1,827,800	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 5.19%, due 06/25/37†	1,724,938
1,163,853	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 5.19%, due 03/25/36†	1,110,305
238,589	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.29%, due 11/25/37†	240,135
612,167	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35†	581,968
950,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A3, 6.47%, due 11/15/35	1,004,020
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	178,791
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	188,740
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42	291,542
1,070,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.81%, due 06/12/43†	1,108,131
700,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	698,717
600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.80%, due 06/15/49†	613,903
485,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2, 5.83%, due 02/15/51†	495,347
1,055,502	JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, 3.89%, due 08/25/34	1,045,575
1,620,067	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2, 6.30%, due 10/15/35	1,629,465
1,156,562	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25†	1,221,879
941,286	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	992,613
1,143,433	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A, 4.48%, due 10/15/29	1,129,980
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	382,014
1,040,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.30%, due 11/15/38	1,045,149
1,475,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, due 09/15/45	1,528,773
113,021	Lehman XS Trust, Series 2005-5N, Class 1A1, 5.17%, due 11/25/35†	107,819
225,655	Lehman XS Trust, Series 2005-7N, Class 1A1B, 5.17%, due 12/25/35†	218,291
461,212	Lehman XS Trust, Series 2006-2N, Class 1A1, 5.13%, due 02/25/46†	437,897
341,507	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.85%, due 01/25/36†	339,399
2,039,519	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 5.07%, due 05/25/47†	1,933,589

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
246,858	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 5.22%, due 05/25/35† 144A	244,015
3,115,659	Merrill Lynch Mortgage Investors, Inc., Series 2005-A7, Class 2A1, 5.40%, due 09/25/35†	3,050,360
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.24%, due 11/12/37†	519,191
330,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.66%, due 05/12/39†	340,369
1,020,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.43%, due 02/12/39†	1,035,820
718,706	Morgan Stanley Capital I, Series 1999-LIFE, Class A2, 7.11%, due 04/15/33†	739,458
1,695,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, due 12/15/43	1,695,670
215,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A2, 5.63%, due 04/12/49†	218,631
1,375,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.88%, due 06/11/49†	1,435,004
895,000	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, due 12/12/49†	922,920
2,000,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65%, due 06/11/42†	2,056,111
225,053	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	235,884
750,000	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	785,347
575,696	Nationslink Funding Corp., Series 1998-2, Class A2, 6.48%, due 08/20/30	576,074
1,387,604	Nationslink Funding Corp., Series 1999-1, Class A2, 6.32%, due 01/20/31	1,396,243
595,538	Nationslink Funding Corp., Series 1999-2, Class A2C, 7.23%, due 06/20/31†	599,528
745,810	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.06%, due 09/25/46†	710,314
836,206	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	829,282
388,061	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	389,462
2,062,414	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	2,046,946
1,606,183	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,602,666
158,229	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 5.27%, due 10/25/45†	150,119
1,158,489	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 4.96%, due 10/25/46†	1,118,263
459,539	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, 7.07%, due 05/18/32†	464,419
595,344	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09†	619,390
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	767,310
172,379	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/01/14	167,287
418,015	Structured Asset Securities Corp., Series 2005-10, Class 3A5, 5.00%, due 12/25/34	415,371
2,529,811	Thornburg Mortgage Securities Trust, Series 2005-4, Class A3, 5.10%, due 12/25/35†	2,524,307
1,052,516	Thornburg Mortgage Securities Trust, Series 2006-3, Class A2, 4.97%, due 06/25/36†	1,046,888
1,105,022	Thornburg Mortgage Securities Trust, Series 2006-3, Class A3, 4.98%, due 06/25/36†	1,099,184
776,758	Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.23%, due 09/25/37†	780,107
717,543	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.22%, due 09/25/37†	711,807
1,065,000	TIAA Retail Commercial Trust, Series 2001-C1, Class A4,, 6.68%, due 06/19/31† 144A	1,091,348
725,000	Wachovia Bank Commercial Mortgage Trust, 6.10%, due 02/15/51	758,454
985,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, 5.11%, due 07/15/42†	977,774
850,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, 5.93%, due 05/15/43†	879,143
1,225,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, due 11/15/48	1,221,794

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
1,795,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2, 5.86%, due 02/15/51†	1,841,494
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	691,358
1,395,263	WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 5.67%, due 03/25/37†	1,402,068
2,448,893	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, 5.76%, due 05/25/46†	2,273,185
334,701	Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A1,, 4.24%, due 05/25/36	332,149
206,054	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 5.16%, due 10/25/45†	193,775
190,721	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 5.13%, due 11/25/45†	180,178
190,721	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 5.15%, due 11/25/45†	179,072
477,476	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 5.14%, due 12/25/45†	452,423
238,738	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 5.16%, due 12/25/45†	226,342
297,879	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 5.14%, due 12/25/45†	279,104
372,349	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 5.16%, due 12/25/45†	352,093
90,732	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 5.16%, due 07/25/45†	85,956
549,453	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.65%, due 11/25/36†	548,478
1,337,951	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.60%, due 12/25/36†	1,334,427
598,467	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.94%, due 09/25/36†	605,071
1,300,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.77%, due 04/25/36†	1,281,304
591,871	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.00%, due 08/25/36†	566,182
		421,458,548
	Sovereign Debt Obligations — 0.6%
468,750	Argentine Republic, 5.39%, due 08/03/12	424,688
250,000	Bundesrepublik Deutschland, 4.25%, due 07/04/39	345,076
195,416	Canadian Government, 4.00%, due 12/01/31	276,483
1,500,000	United Arab Emirates, 5.50%, due 08/02/12 144A	1,544,245
692,000	United Mexican States, 6.75%, due 09/27/34	766,044
210,000	United Mexican States, 5.63%, due 01/15/17	213,360
		3,569,896
	U.S. Government and Agency Obligations — 7.6%
610,000	Federal Home Loan Bank, 4.63%, due 10/10/12	628,501
480,000	FHLMC, 4.75%, due 01/18/11	495,747
821,694	FHLMC, 5.54%, due 04/01/36†	822,984
2,080,946	FHLMC, 5.70%, due 02/01/37†	2,114,032
1,049,448	FHLMC, 4.75%, due 09/01/35†	1,039,857
1,571,490	FHLMC, 6.12%, due 09/01/37†	1,593,067
240,000	FHLMC, 5.63%, due 11/23/35	246,339
2,388,222	FNMA, 5.88%, due 08/01/37†	2,440,593
698,115	FNMA, 5.00%, due 09/01/35	681,659
379,268	FNMA, 5.03%, due 09/01/35	380,593
780,000	FNMA, 5.13%, due 04/15/11	815,641
1,275,000	FNMA, 3.74%, due 02/24/09	1,273,074
979,225	FNMA, 5.85%, due 06/01/36†	992,288
1,229,537	FNMA, 5.37%, due 05/01/37†	1,244,170
1,326,969	FNMA, 5.38%, due 06/01/37†	1,342,651

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
400,000	FNMA, 7.25%, due 01/15/10	428,904
456,261	FNMA, 4.19%, due 12/01/34	458,576
771,813	U.S. Treasury Bond, 2.38%, due 01/15/27	816,433
1,810,000	U.S. Treasury Bond, 4.75%, due 02/15/37	1,894,846
4,440,000	U.S. Treasury Bond, 5.00%, due 05/15/37	4,840,643
2,066,736	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28††††	2,618,943
1,397,946	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29††††	1,850,095
1,176,600	U.S. Treasury Inflation Indexed Bond, 3.38%, due 01/15/12††††	1,283,873
330,843	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10††††	329,835
2,223,335	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15††††	2,266,934
1,157,827	U.S. Treasury Inflation Indexed Bond, 2.38%, due 04/15/11††††	1,207,216
1,510,385	U.S. Treasury Inflation Indexed Bond, 2.50%, due 07/15/16††††	1,611,156
2,130,000	U.S. Treasury Note, 4.63%, due 02/15/17	2,227,516
120,000	U.S. Treasury Note, 4.50%, due 03/31/12	125,456
880,000	U.S. Treasury Note, 4.63%, due 07/31/12	924,276
60,000	U.S. Treasury Note, 4.75%, due 08/15/17	63,389
750,000	U.S. Treasury Note, 4.00%, due 08/31/09	761,251
1,000,000	U.S. Treasury Note, 3.88%, due 10/31/12	1,019,922
405,000	U.S. Treasury Note, 4.25%, due 11/15/17	412,183
4,755,000	U.S. Treasury Note, 4.13%, due 08/31/12	4,897,279
		46,149,922
	TOTAL DEBT OBLIGATIONS (COST $658,890,587)	658,206,178
Shares	Description	Value ($)
	PREFERRED STOCKS — 0.3%
	Diversified Financial Services — 0.3%
34,000	FHLMC	896,750
24,000	FNMA	612,300
700	FNMA	32,441
		1,541,491
	TOTAL PREFERRED STOCKS (COST $1,487,240)	1,541,491
Number of Contracts	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.0%
	Future Options — 0.0%
47,500	Euro 1- Year Mid-Curve Futures, Strike Price $96, expires 03/17/2008	7,956
	TOTAL CALL OPTIONS PURCHASED (COST $2,351)	7,956

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 19.7%
	Certificates of Deposit — 0.4%
1,320,000	Chariot Funding LLC, 5.80%, due 01/28/08	1,314,258
1,320,000	Falcon Asset SC Co. LLC, 5.80%, due 01/10/08	1,318,086
52,020	Reserve Primary Money Market Fund, 4.95%, due 01/02/08***	52,020
		2,684,364
	U.S. Government and Agency Obligations — 0.2%
790,000	FMMA, 1.00%, due 03/17/08(a)‡	774,283
50,000	FMMA, 4.16%, due 03/17/08(a)‡	49,561
100,000	FMMA, 4.15%, due 03/20/08(a)‡	99,089
200,000	FMMA, 4.45%, due 03/20/08(a)‡	198,192
		1,121,125
	Bank Deposits — 19.1%
115,486,045	Euro Time Deposit, 2.60%, due 01/02/08	115,486,045
	TOTAL SHORT-TERM INVESTMENTS (COST $119,291,534)	119,291,534
	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 128.5% (Cost $779,671,712)	779,047,159
Par Value ($)	Description	Value ($)
	TBA SALE COMMITMENTS — (4.2)%
	TBA Sale Commitments — (4.2)%
(400,000)	FNMA TBA, 5.00%, due 01/01/23	(400,438)
(3,700,000)	FNMA TBA, 5.00%, due 01/01/38	(3,608,077)
(10,800,000)	FNMA TBA, 5.00%, due 01/01/38	(10,501,315)
(700,000)	FNMA TBA, 5.00%, due 12/31/37	(688,297)
(10,000,000)	FNMA TBA, 6.00%, due 12/31/37	(10,176,560)
		(25,374,687)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $25,293,805)	(25,374,687)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 124.3% (Cost $754,377,907)	753,672,472
	Other Assets and Liabilities (net) — (24.3)%	(147,403,552)
	TOTAL NET ASSETS — 100.0%	$606,268,920

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Notes to Schedule of Investments:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

PIK - Payment In Kind

REIT - Real Estate Investment Trust

TBA - To Be Announced

  (a)  All or a portion of security held as collateral for open futures contracts.

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

  †  Floating rate note. Rate shown is as of December 31, 2007.

  ††  Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

  ††††  Indexed security in which price and/or coupon is linked to the prices of a specific financial instrument or financial statistic.

  ‡  Zero coupon bond.

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. This securities may be resold in transasctions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $35,539,765 or 5.9% of net assets of net assets.

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

A summary of outstanding financial instruments at December 31 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
1/15/08	JPY	842,601,423	$7,554,953	$142,138
1/23/08	EUR	287,669	420,764	(5,781)
2/12/08	CAD	287,932	291,882	4,040
				$140,397
Sales
1/15/08	JPY	307,750,000	$2,759,355	$90,815
1/23/08	EUR	518,500	758,392	(23,678)
				$67,137

Currency Abbreviations

CAD - Canadian Dollar

EUR - Euro

JPY - Japanese Yen

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
11	Euro 90 Day	December 2008	$2,657,325	$6,633
295	Eurodollar	March 2008	70,626,688	378,963
21	Euro 90 Day	March 2008	7,328,052	(6,623)
28	Euro 90 Day	June 2008	9,780,970	(9,160)
32	Euro-Bobl	March 2008	5,050,039	(71,156)
110	Eurodollar	June 2008	26,470,125	273,313
405	U.S. Treasury Note 5 Yr.	March 2008	44,663,906	154,996
70	U.S. Treasury Note 2 Yr.	March 2008	14,717,500	10,613
182	U.S. Long Bond	March 2008	21,180,250	(61,970)
90	Euro-Buxl	March 2008	14,883,526	(329,588)
39	Euro 90 Day	September 2008	9,409,725	3,064
				$349,085
Sales
161	U.S. Treasury Note 10 Yr.	March 2008	$18,255,891	$(322)
39	Euro 90 Day	September 2009	9,394,125	(40)
				$(362)

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Written Options

Type of Contract	Number of Contracts	Premium Received	Value at December 31, 2007
CALL — EURO 1 YEAR MID - CURVE FUTURES Strike @ 95.380 Expires 03/17/2008	17	(6,077)	(17,531)
CALL — EURO 1 YEAR MID - CURVE FUTURES Strike @ 95.500 Expires 03/17/2008	11	(7,095)	(8,731)
CALL — EURO 1 YEAR MID - CURVE FUTURES Strike @ 95.750 Expires 03/17/2008	19	(11,780)	(7,956)
CALL — EURO 1 YEAR MID - CURVE FUTURES Strike @ 96.000 Expires 03/17/2008	50	(15,663)	(10,000)
CALL — EURO 1 YEAR MID - CURVE FUTURES Strike @ 95.880 Expires 06/16/2008	22	(16,390)	(26,950)
CALL — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 114.500 Expires 02/22/2008	31	(24,064)	(29,547)
CALL — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 112.000 Expires 02/22/2008	22	(13,640)	(47,094)
PUT — EURO 1 YEAR MID - CURVE FUTURES Strike @ 95.380 Expires 03/17/2008	19	(11,780)	(1,187)
PUT — EURO 1 YEAR MID - CURVE FUTURES Strike @ 95.500 Expires 03/17/2008	45	(27,225)	(6,188)
PUT — EURO 1 YEAR MID - CURVE FUTURES Strike @ 95.880 Expires 06/16/2008	22	(16,390)	(6,325)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 110.500 Expires 02/22/2008	31	(20,673)	(10,656)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 111.000 Expires 02/22/2008	11	(9,226)	(4,984)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 111.500 Expires 02/22/2008	23	(14,619)	(13,297)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 107.000 Expires 02/22/2008	32	(29,340)	(1,500)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 109.500 Expires 02/22/2008	42	(34,603)	(7,875)

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Written Options — continued

Type of Contract	Number of Contracts	Premium Received	Value at December 31, 2007
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 113.000 Expires 02/22/2008	27	(26,928)	(21,094)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 112.000 Expires 02/22/2008	22	(14,671)	(8,594)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 112.000 Expires 02/22/2008	16	(14,170)	(12,000)
TOTAL		$(314,334)	$(241,509)

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	108.5
Short-Term Investments	19.7
Preferred Stocks	0.3
Call Options Purchased	0.0
TBA Sale Commitments	(4.2)
Other Assets and Liabilities (net)	(24.3)
100.0%

See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 103.6%
	Asset Backed Securities — 18.4%
595,000	AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2, 5.42%, due 08/08/11	599,802
965,000	AmeriCredit Automobile Receivables Trust, Series 2007-CM, Class A2, 5.43%, due 11/08/10	966,700
275,000	AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A3A, 5.49%, due 07/06/12	276,770
620,085	Bayview Financial Acquisition Trust, Series 2006-C, Class 1A1, 6.04%, due 11/28/36††	613,205
372,146	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 4.91%, due 10/25/36†	366,806
18,910	Centex Home Equity, Series 2005-C, Class AF3, 4.33%, due 06/25/35††	18,844
155,683	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A3, 3.34%, due 05/25/26	154,224
434,390	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A1, 4.83%, due 11/25/36†	431,128
330,094	Countrywide Asset-Backed Certificates, Series 2005-1, Class AF3, 4.58%, due 07/25/35†	327,843
484,529	Countrywide Asset-Backed Certificates, Series 2007-S1, Class A1B, 5.89%, due 02/25/37†	480,913
1,250,000	Credit Acceptance Auto Dealer Loan Trust, Series 2007-2, Class A1A, 6.16%, due 04/15/13 144A	1,249,816
179,707	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF1, 5.46%, due 01/25/36††	178,587
482,505	Drive Auto Receivables Trust, Series 2006-1, Class A3, 5.49%, due 05/15/11 144A	484,407
600,000	Drive Auto Receivables Trust, Series 2006-2, Class A2,, 5.30%, due 07/15/11 144A	600,153
575,000	Equity One ABS, Inc., Series 2004-2, Class M1, 5.19%, due 07/25/34††	505,633
463,170	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FC, Class A2A, 5.01%, due 06/25/27†	442,895
257,190	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	254,887
44,748	HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1F, 5.79%, due 03/20/36††	44,528
326,296	Hyundai Auto Receivables Trust, Series 2005-A, Class B, 4.20%, due 02/15/12	324,423
324,815	JP Morgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF1B, 5.94%, due 11/25/36††	320,171
3,426	Merrill Lynch Mortgage Investors NIM Trust, Series 2005-NC1, Class N1, 5.00%, due 10/25/35 144A	3,344
10,057	Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3, 3.13%, due 05/15/09	10,051
495,603	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF3, 4.50%, due 08/25/35††	488,282
18,314	Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2, 4.72%, due 11/25/35††	18,249
28,884	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF1, 5.92%, due 11/25/36††	28,690
65,000	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, due 11/25/36††	63,793
37,235	Renaissance Home Equity Loan Trust, Series 2006-4, Class AF1, 5.55%, due 01/25/37††	36,696
509,137	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	506,308
455	Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI5, 4.99%, due 03/25/31†	454
175,000	Residential Asset Mortgage Products, Inc., Series 2004-RZ2, Class AI4, 5.35%, due 02/25/33†	173,982
12,357	Residential Asset Securities Corp., Series 2004-KS9, Class A13, 3.79%, due 08/25/29†	12,262

See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
73,208	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A3, 4.46%, due 05/25/35	72,705
70,926	Residential Funding Mortgage Securities II, Inc., Series 2006-HI4, Class A1, 4.97%, due 09/25/36†	70,042
363,010	Residential Funding Mortgage Securities II, Inc., Series 2006-HSA1, Class A1, 4.97%, due 02/25/36†	348,159
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM,, 6.00%, due 01/25/36 144A	35,049
319,326	Triad Auto Receivables Owner Trust, Series 2007-A, Class A2, 5.35%, due 03/14/11	319,622
475,000	UPFC Auto Receivables Trust, Series 2007-A, Class A3, 5.53%, due 07/15/13	483,378
360,000	WFS Financial Owner Trust, Series 2005-3, Class D, 4.76%, due 05/17/13	353,876
		11,666,677
	Corporate Debt — 15.1%
92,000	American General Finance, (MTN), 4.63%, due 09/01/10	91,317
775,000	Ameritech Capital Funding, 6.25%, due 05/18/09	797,823
325,000	Arizona Public Service Co., 6.50%, due 03/01/12	338,446
45,000	Banco Mercantil del Norte SA, 6.14%, due 10/13/16† 144A	44,725
560,000	Comcast Cable Communications LLC, 6.88%, due 06/15/09	576,197
65,000	Commonwealth Edison Co., 6.15%, due 03/15/12	67,360
1,184,000	CVS Caremark Corp., Senior Note, 5.44%, due 06/01/10†	1,172,092
310,000	Deutsche Bank AG/London, 5.00%, due 10/12/10	316,453
295,000	Discover Financial Services, Senior Note, 5.66%, due 06/11/10† 144A	280,954
215,000	Dominion Resources, Inc., Subordinated Note, 6.30%, due 09/30/66†	209,244
75,000	Entergy Gulf States, 5.12%, due 08/01/10	74,262
65,000	Enterprise Products Operating, LP, Senior Note, 7.50%, due 02/01/11	69,114
250,000	Erac USA Finance Co., 5.80%, due 10/15/12 144A	248,273
635,000	Fondo Latinoamericano, 5.07%, due 02/15/11† 144A	636,215
1,465,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49†	1,305,551
185,000	ICICI Bank, Ltd., 6.63%, due 10/03/12 144A	183,503
277,000	Nextel Communications, Inc., Series D, Senior Note, 7.38%, due 08/01/15	272,950
380,000	Oil Insurance, Ltd., 7.56%, due 12/29/49† 144A	388,409
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	99,542
89,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.20%, due 07/18/11	91,540
1,170,000	Time Warner Cable, Inc., 5.40%, due 07/02/12	1,173,509
155,000	Tyco Electronics Group SA, Senior Note, 6.00%, due 10/01/12 144A	158,999
94,000	US Unwired, Inc., 10.00%, due 06/15/12	99,667
270,000	USB Capital IX, 6.19%, due 04/15/49†	244,528
135,000	Viacom, Inc., Senior Note, 5.75%, due 04/30/11	136,800
200,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42†	178,836
65,000	Woori Bank, 6.13%, due 05/03/16† 144A	65,383
203,000	Xstrata Finance Canada, 5.50%, due 11/16/11 144A	206,698
		9,528,390
	Mortgage Backed Securities — 30.9%
39,120	ABN Amro Mortgage Corp., Series 2003-4, Class A5, 4.75%, due 03/25/33	39,080
85,000	American Home Mortgage Investment Trust, Series 2005-2, Class A5, 5.08%, due 09/25/35††	81,902
270,154	Banc of America Mortgage Securities, Inc., Series 2004-G, Class 1A1, 6.10%, due 08/25/34†	269,850

See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
21,545	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36†	21,231
158,452	Bear Stearns Alt-A Trust, Series 2004-9, Class 6A1, 7.01%, due 09/25/34†	159,641
654,113	Capco America Securitization Corp., Series 1998-D7, Class A1B, 6.26%, due 10/15/30	657,363
53,588	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	53,830
55,900	Cendant Mortgage Corp., Series 2003-9, Class 1A1, 5.25%, due 11/25/33	55,965
24,539	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	24,543
261,727	Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB2, Class 1A, 6.32%, due 03/25/34†	263,484
164,278	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class IA2, 5.53%, due 03/25/36†	165,199
483,227	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR7, Class 1A4A, 5.78%, due 11/25/36†	480,926
38,625	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	38,340
172,766	Countrywide Alternative Loan Trust, Series 2003-6T2, Class A2, 5.00%, due 06/25/33	172,711
48,294	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	47,482
271,490	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 1A1, 6.00%, due 04/25/36	271,998
13,100	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A2, 5.25%, due 10/25/34	13,086
377,543	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB6, Class 1A1, 5.04%, due 10/20/35†	377,956
394,726	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY1, Class 1A1, 5.70%, due 04/25/37†	396,436
151,473	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, 5.89%, due 02/25/37††	150,715
46,100	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB1, Class A1A, 5.43%, due 02/25/36†	46,409
69,604	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A, 6.01%, due 10/25/36†	69,600
437,531	Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class C, 6.86%, due 06/15/31	436,646
568,172	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32	584,205
12,931	FHLMC, Series 2612, Class LJ, 4.00%, due 07/15/22	12,909
130,561	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	128,648
135,000	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	134,004
204,391	FHLMC, Series 2706, Class EM, 4.50%, due 09/15/20	204,693
250,000	FHLMC, Series 2759, Class YJ, 3.75%, due 10/15/24	247,602
402,436	FHLMC, Series 2861, Class HR, 4.00%, due 08/15/23	399,764
364,032	FHLMC, Series 2893, Class PA, 4.00%, due 04/15/25	361,467
115,000	FHLMC, Series 2893, Class PB, 5.00%, due 12/15/27	115,817
351,872	FHLMC, Series 2939, Class HP, 5.00%, due 04/15/28	353,598
115,457	FHLMC, Series 2982, Class LC, 4.50%, due 01/15/25	114,926
389,102	FHLMC, Series 3144, Class PA, 5.50%, due 11/15/25	393,338
140,794	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	141,753
35,103	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	35,014

See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
132,598	First Horizon Asset Securities, Inc., Series 2006-AR4, Class 1A2, 5.50%, due 01/25/37†	132,499
416,020	First Horizon Asset Securities, Inc., Series 2007-AR1, Class 1A1, 5.86%, due 05/25/37†	419,285
200,000	First Union - Chase Commercial Mortgage, Series 1999-C2, Class D, 7.06%, due 06/15/31†	205,458
71,547	FNMA, 6.50%, due 02/01/22	74,052
4,031	FNMA, Series 2003-85, Class QV, 4.00%, due 03/25/24	4,020
326,760	GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class A2, 6.42%, due 05/15/35	327,680
440,020	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A1B, 7.27%, due 08/15/36†	453,933
145,476	GMAC Mortgage Corp. Loan Trust, Series 2006-J1, Class A1, 5.75%, due 04/25/36	146,776
183,793	GSR Mortgage Loan Trust, Series 2004-7, Class 1A2, 5.31%, due 06/25/34†	184,131
498,854	GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 6.01%, due 03/25/37†	499,534
410,747	GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1, 5.51%, due 05/25/37†	413,025
128,230	Indymac INDA Mortgage Loan Trust, Series 2006-AR3, Class 1A1, 5.36%, due 12/25/36†	128,134
394,151	Indymac INDA Mortgage Loan Trust, Series 2007-AR3, Class 1A1, 5.96%, due 06/25/37†	394,329
257,971	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 3A1, 5.78%, due 01/25/37†	257,486
21,626	JP Morgan Mortgage Trust, Series 2004-S2, Class 2A7, 5.25%, due 11/25/34	21,620
155,000	JP Morgan Mortgage Trust, Series 2005-A5, Class 2A2, 5.14%, due 08/25/35†	154,831
155,000	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7, 4.95%, due 11/25/35†	154,028
258,014	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1, 5.83%, due 08/25/36†	261,022
416,450	JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 4.78%, due 07/25/35†	411,626
422,066	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1, 5.48%, due 06/25/37†	419,770
383,862	MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 2A1, 7.13%, due 01/25/34†	386,345
177,835	MLCC Mortgage Investors, Inc., Series 2004-1, Class 1A, 6.24%, due 12/25/34†	178,563
475,000	Morgan Stanley Capital I, Series 2007-HQ11, Class A2, 5.36%, due 02/12/44	477,228
495,260	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR, Class 5A2, 5.43%, due 06/25/36†	496,125
65,000	Nationslink Funding Corp., Series 1999-2, Class F,, 5.00%, due 06/20/31 144A	64,538
294,460	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	289,836
37,421	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	36,876
71,329	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	68,915
116,239	Residential Funding Mortgage Securities I, Series 2007-SA1, Class 2A2, 5.62%, due 02/25/37†	116,680
133,623	Sequoia Mortgage Trust, Series 2007-1, Class 2A1, 5.82%, due 02/20/47†	134,764
477,955	Sequoia Mortgage Trust, Series 2007-1, Class 4A1, 5.83%, due 04/20/47†	477,382
439,640	Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 5.66%, due 07/20/37†	437,273
69,450	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A2, 5.15%, due 08/25/35†	68,568
65,322	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 2A1, 5.62%, due 02/25/36†	64,859
485,406	WaMu Mortgage Pass Through Certificates, Series 2003-AR4, Class A7, 3.95%, due 05/25/33†	483,795

See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
401,028	WaMu Mortgage Pass Through Certificates, Series 2007-HY7, Class 3A1, 5.92%, due 07/25/37†	399,518
24,073	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	24,147
330,000	Washington Mutual, Inc., Series 2005-AR16, Class 1A3, 5.10%, due 12/25/35†	329,074
128,222	Washington Mutual, Inc., Series 2006-AR18, Class 1A1, 5.35%, due 01/25/37†	127,985
602,490	Washington Mutual, Inc., Series 2007-HY2, Class 1A1, 5.63%, due 12/25/36†	605,385
167,210	Washington Mutual, Inc., Series 2007-HY3, Class 4A1, 5.35%, due 03/25/37†	166,551
391,899	Washington Mutual, Inc., Series 2007-HY4, Class 1A1, 5.56%, due 04/25/37†	390,329
402,889	Washington Mutual, Inc., Series 2007-HY5, Class 1A1, 5.54%, due 06/25/37†	401,151
476,271	Wells Fargo Mortgage Backed Securities Trust, Series 2003-A, Class A5, 4.85%, due 02/25/33†	473,179
30,208	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, due 10/25/35	29,598
203,289	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1, 5.34%, due 10/25/36†	203,115
		19,517,149
	Municipal Obligations — 1.3%
375,000	Chicago, IL, (Pilsen Redevelopment), 4.35%, due 06/01/13	373,785
115,000	Country Club Hills, IL, 3.80%, due 12/01/12	113,453
105,000	Douglas County, OR, School District No. 12, 5.05%, due 06/15/12	106,091
25,000	New Orleans, LA, Finance Authority, 5.80%, due 07/15/21†	25,000
15,000	Ohio Housing Finance Agency, 7.90%, due 10/01/14	15,056
210,000	Puyallup, WA, 5.25%, due 12/01/11	212,358
		845,743
	U.S. Government and Agency Obligations — 37.9%
5,690,000	U.S. Treasury Note, 4.38%, due 12/15/10	5,903,381
3,897,000	U.S. Treasury Note, 4.50%, due 02/15/09	3,956,979
13,525,000	U.S. Treasury Note, 4.75%, due 02/15/10	13,996,265
90,000	U.S. Treasury Note, 4.88%, due 06/30/12	95,484
30,000	U.S. Treasury Note, 3.88%, due 10/31/12	30,598
		23,982,707
	TOTAL DEBT OBLIGATIONS (COST $65,309,526)	65,540,666
	SHORT-TERM INVESTMENTS — 1.2%
	Bank Deposits — 1.2%
757,557	Euro Time Deposit, 2.60%, due 01/02/08	757,557
	TOTAL SHORT-TERM INVESTMENTS (COST $757,557)	757,557
	TOTAL INVESTMENTS — 104.8% (Cost $66,067,083)	66,298,223
	Other Assets and Liabilities (net) — (4.8)%	(3,053,031)
	TOTAL NET ASSETS — 100.0%	$63,245,192

See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Notes to Schedule of Investments:

MTN - Medium Term Note

  †  Floating rate note. Rate shown is as of December 31, 2007.

  ††  Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. This securities may be resold in transasctions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,650,466 or 7.4% of net assets of net assets.

See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	103.6
Short-Term Investments	1.2
Other Assets and Liabilities (net)	(4.8)
100.0%

See accompanying notes to the Schedule of Investments.

MGI Funds

Notes to Schedule of Investments
December 31, 2007 (Unaudited)

1.  Organization

MGI Funds (the "Trust") consists of seven series as follows: MGI US Large Cap Growth Equity Fund ("Large Cap Growth"), MGI US Large Cap Value Equity Fund ("Large Cap Value"), MGI US Small/Mid Cap Growth Equity Fund ("Small/Mid Cap Growth"), MGI US Small/Mid Cap Value Equity Fund ("Small/Mid Cap Value"), MGI Non-US Core Equity Fund ("Non-US Core Equity"), MGI Core Opportunistic Fixed Income Fund ("Core Opportunistic"), and MGI US Short Maturity Fixed Income Fund ("Short Maturity"), collectively referred to as "the Funds". The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds are managed by Mercer Global Investments, Inc. (the "Advisor") and are classified as "nondiversified" for the purposes of the 1940 Act which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Capital appreciation and income

Large Cap Value	Capital appreciation and income

Small/Mid Cap Growth	Capital appreciation

Small/Mid Cap Value	Capital appreciation

Non-US Core Equity	Capital appreciation and income

Core Opportunistic	Current income and capital appreciation

Short Maturity	Safety of principal, moderate level of income

Each Fund offers interest in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference in the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2007, only Class Y-3 had commenced operations in each of the Funds.

2.  Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America, herein after referred to as Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last reported bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or a Subadvisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("NASDAQ") normally are valued at the NASDAQ Official Closing Price ("NOCP"); other over-the-counter securities are valued at the last bid price available to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below).

Where market quotations are readily available, portfolio securities are valued based on market quotations, provided those quotations adequately reflect, in the judgment of the Advisor or a Subadvisor, the fair value of the security. Where those market quotations are not readily available, securities valued based on appraisals received from a

MGI Funds

Notes to Schedule of Investments — (Continued)
December 31, 2007 (Unaudited)

pricing service using a computerized matrix system or based on appraisals derived from information concerning the securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the "Board"). It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures. There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were able to sell the security at approximately the time at which the Fund determines its net asset value ("NAV") per share.

(b) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund's assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund's ability to achieve its investment objective.

(c) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-tomarket daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund's portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds' custodian, State Street Bank & Trust Company (the "Custodian"), is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. The Custodian receives a portion of the interest earned on any reinvested collateral. As of December 31, 2007, Core Opportunistic was the only fund participating in the securities lending program. The market value of securities on loan to borrowers was $50,952 and the value of collateral held by the Fund with respect to such loans was $52,020.

(d) Repurchase agreements

A Fund may enter into a repurchase agreement where it purchases securities from a bank or broker-dealer and simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return

MGI Funds

Notes to Schedule of Investments — (Continued)
December 31, 2007 (Unaudited)

insulated from market fluctuations during the term of the agreement. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. At December 31, 2007, the Funds did not have any open repurchase agreements.

(e) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund will direct the Custodian to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets of the Fund in an amount equal to the repurchase price. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions, a Fund will cause the Custodian to earmark on the Custodian's books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and as such, are subject to the same investment limitations. At December 31, 2007, the Funds did not have any open reverse repurchase agreements.

(f) Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

MGI Funds

Notes to Schedule of Investments — (Continued)
December 31, 2007 (Unaudited)

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If an Advisor or a Subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service Rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps. At December 31, 2007, the Funds had no open swap contracts.

(g) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

Upon entering into a futures contract, a Fund must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked to market daily and the change in value is recorded by the fund as a variation margin payable or receivable. The fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

MGI Funds

Notes to Schedule of Investments — (Continued)
December 31, 2007 (Unaudited)

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open futures contracts as of December 31, 2007.

(h) Options

A purchased option gives the buyer the right to buy (call) or sell (put) an underlying investment at a fixed strike price during a specified period of time. A Fund may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions. A Fund also may purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

A Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will only invest in such options to the extent consistent with its 15% limitation on investments in illiquid securities.

Purchasing call options — A Fund may purchase call options on securities. When a Fund purchases a call option, in return for a premium paid by the Fund, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. Upon closing the option the Fund will realize a gain if the price received on the transaction is more than the premium paid to purchase the original call option or a loss if the price received on the transaction is less than the premium paid to purchase the original call option.

There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund resulting in a capital loss.

Covered call writing — A Fund may write covered call options from time to time on such portions of its portfolio, without limit, as a subadvisor determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

Closing purchase transactions will ordinarily be effected to realize a gain on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss also may be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss

MGI Funds

Notes to Schedule of Investments — (Continued)
December 31, 2007 (Unaudited)

from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis. A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in Segregated Assets in a segregated account with the Custodian.

Purchasing put options — A Fund also may purchase put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Funds intend to purchase put options, at the discretion of the Advisor or Subadvisor, in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

Writing put options — A Fund also may write put options on a secured basis, which means that a Fund will maintain in a segregated account with the Custodian segregated assets in an amount not less than the exercise price of the option at all times during the option period. The amount of segregated assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market prices of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where a subadvisor wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of December 31, 2007.

A summary of open written option contracts for the Core Opportunistic at December 31, 2007, is as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2007	218	$80,054
Options written	757	452,678
Options terminated in closing purchase transactions	(100)	(43,650)
Options expired	(413)	(174,748)
Options outstanding at December 31, 2007	462	$314,334

MGI Funds

Notes to Schedule of Investments — (Continued)
December 31, 2007 (Unaudited)

(i) Foreign currency translation

The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(j) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the fund as an unrealized gain or loss. When the contract is closed, the fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund's custodian or sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contracts. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

See the Core Opportunistic and the Non-US Core Equity Schedule of Investments for a listing of open forward foreign currency contracts as of December 31, 2007.

(k) Short sales

A Fund may from time to time sell securities short. In the event that a Subadvisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a gain or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. As of December 31, 2007 none of the Funds held securities sold short.

MGI Funds

Notes to Schedule of Investments — (Continued)
December 31, 2007 (Unaudited)

(l) When-issued securities/TBA securities

Purchasing securities "when-issued" is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the whenissued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a whenissued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments and when-issued securities held as of December 31, 2007.

(m) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund's investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

(n) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds' policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts ("REITs") which pool investors' funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder's proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a

MGI Funds

Notes to Schedule of Investments — (Continued)
December 31, 2007 (Unaudited)

REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT's failure to maintain exemption from registration under the 1940 Act.

(p) Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for open indexed securities held by the Core Opportunistic Fund as of December 31, 2007.

(q) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on ex-dividend date or when the Fund is informed of the exdividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

(r) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, each class of shares of each Fund based on the relative net assets of each class.

3.  Federal Income Taxes

As of December 31, 2007, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$391,148,435	$54,503,196	$(17,449,942)	$37,053,254
Large Cap Value	423,961,323	20,945,964	(29,871,407)	(8,925,443)
Small/Mid Cap Growth	180,424,928	19,116,419	(14,922,118)	4,194,301
Small/Mid Cap Value	165,936,682	10,358,704	(19,691,700)	(9,332,996)
Non-US Core	598,050,235	77,213,912	(23,531,487)	53,682,425
Core Opportunistic	779,765,577	6,532,551	(7,250,969)	(718,418)
Short Maturity	66,085,060	630,029	(416,866)	213,163

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, real estate investment trust and other basis adjustments.

MGI Funds

Notes to Schedule of Investments — (Continued)
December 31, 2007 (Unaudited)

4.  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115." SFAS No. 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 159 will have on the Fund's financial statements.

Item 2.  Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MGI FUNDS

By	/s/ Phillip J. de Cristo
Phillip J. de Cristo President and Chief Executive Officer

Date	2/27/08

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Phillip J. de Cristo
Phillip J. de Cristo President and Chief Executive Officer

Date	2/27/08

By	/s/ Richard S. Joseph
Richard S. Joseph Vice President, Treasurer and Principal Accounting Officer

Date	2/28/08